UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

15375 MEMORIAL DRIVE, SUITE 200, HOUSTON, TX 77079

(Address of principal executive offices)	(Zip Code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (2.4%)
Arconic, Inc.	19,343	$364,035
General Dynamics Corp.	3,450	590,536
Harris Corp.	1,800	275,724
Huntington Ingalls Industries, Inc.	760	156,902
L3 Technologies, Inc.	1,020	200,818
Lockheed Martin Corp.	3,619	1,048,388
Northrop Grumman Corp.	2,290	631,010
Raytheon Co.	4,050	667,278
Textron, Inc.	8,770	466,827
The Boeing Co.	7,268	2,802,686
TransDigm Group, Inc.(a)	3,120	1,219,920
United Technologies Corp.	9,926	1,171,963
		9,596,087

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,330	115,404
Expeditors International of Washington, Inc.	8,900	616,770
FedEx Corp.	3,232	573,906
United Parcel Service, Inc., Class B	7,930	835,822
		2,141,902

AIRLINES (0.7%)
Alaska Air Group, Inc.	6,780	433,581
American Airlines Group, Inc.	18,890	675,695
Delta Air Lines, Inc.	14,230	703,389
Southwest Airlines Co.	6,300	357,588
United Continental Holdings, Inc.(a)	8,330	726,959
		2,897,212

AUTO COMPONENTS (0.6%)
Aptiv PLC	3,510	277,746
BorgWarner, Inc.	14,950	611,455
Goodyear Tire & Rubber Co.	69,030	1,462,746
		2,351,947

AUTOMOBILES (1.0%)
Ford Motor Co.	224,960	1,979,648
General Motors Co.	48,580	1,895,592
Harley-Davidson, Inc.	2,290	84,409
		3,959,649

BANKS (5.5%)
Bank of America Corp.	119,429	3,400,144
BB&T Corp.	15,860	773,968
Citigroup, Inc.	38,080	2,454,637
Citizens Financial Group, Inc.	29,760	1,009,459
Comerica, Inc.	1,570	123,622
Fifth Third Bancorp	21,680	581,457
Huntington Bancshares, Inc.	22,510	298,032
JPMorgan Chase & Co.	38,354	3,969,639
KeyCorp	31,430	517,652
M&T Bank Corp.	1,230	202,384
People's United Financial, Inc.	27,500	450,450
PNC Financial Services Group, Inc.	7,954	975,717
Regions Financial Corp.	45,392	688,597
SunTrust Banks, Inc.	11,990	712,446
SVB Financial Group(a)	5,880	1,372,274
U.S. Bancorp	33,150	1,695,954
Wells Fargo & Co.	52,778	2,581,372
Zions Bancorp	9,240	439,732
		22,247,536

BEVERAGES (1.4%)
Coca-Cola Co. (The)	52,040	2,504,685
Monster Beverage Corp.(a)	20,320	1,163,117
PepsiCo, Inc.	19,431	2,189,291
		5,857,093

BIOTECHNOLOGY (2.4%)
AbbVie, Inc.	17,670	1,418,724
Alexion Pharmaceuticals, Inc.(a)	3,511	431,713
Amgen, Inc.	9,453	1,768,751
Biogen Idec, Inc.(a)	2,797	933,583
Celgene Corp.(a)	10,220	904,061
Gilead Sciences, Inc.	16,840	1,178,968
Incyte Corp.(a)	3,330	268,365
Regeneron Pharmaceuticals, Inc.(a)	1,183	507,826
Vertex Pharmaceuticals, Inc.(a)	11,550	2,205,011
		9,617,002

BUILDING PRODUCTS (0.3%)
A.O. Smith Corp.	1,680	80,405
Allegion PLC	963	82,683
Fortune Brands Home & Security, Inc.	2,730	123,669
Johnson Controls International PLC	26,041	879,405
Masco Corp.	4,220	136,770
		1,302,932

CAPITAL MARKETS (3.5%)
Affiliated Managers Group, Inc.	3,814	400,279
Ameriprise Financial, Inc.	2,126	269,152
Bank of New York Mellon Corp.	18,761	981,576
BlackRock, Inc., Class A	1,583	657,072
CBOE Holdings, Inc.	8,040	749,891
Charles Schwab Corp.	15,900	743,643
CME Group, Inc.	4,265	777,424
E*TRADE Financial Corp.	4,748	221,542
Franklin Resources, Inc.	2,760	81,724
Goldman Sachs Group, Inc.	8,334	1,650,215
IntercontinentalExchange Group, Inc.	19,515	1,497,971
Invesco Ltd.	52,740	960,923
Moody's Corp.	2,430	385,179
Morgan Stanley	34,370	1,453,851
MSCI, Inc., Class A	1,360	231,567
Northern Trust Corp.	2,840	251,226
Raymond James Financial, Inc.	5,960	479,780
S&P Global, Inc.	5,460	1,046,409
State Street Corp.	11,657	826,481
T. Rowe Price Group, Inc.	3,490	326,175
The NASDAQ OMX Group, Inc.	1,600	140,864
		14,132,944

CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	6,990	1,149,086
Albemarle Corp.	1,500	121,095
CF Industries Holdings, Inc.	2,890	126,149
DowDuPont, Inc.	32,856	1,767,981
Eastman Chemical Co.	1,200	96,744
Ecolab, Inc.	7,210	1,140,406
FMC Corp.	1,570	125,286
International Flavors & Fragrances, Inc.	1,310	185,732
Linde PLC	6,110	995,991
LyondellBasell Industries N.V., Class A	6,970	606,181
PPG Industries, Inc.	3,378	356,176
The Mosaic Co.	4,650	150,102
The Sherwin-Williams Co.	1,135	478,425
		7,299,354

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Cintas Corp.	5,980	1,121,310
Copart, Inc.(a)	4,880	247,074
Republic Services, Inc., Class A	3,496	268,178
Rollins, Inc.	2,920	108,741
Waste Management, Inc.	16,450	1,573,772
		3,319,075

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (1.2%)
Arista Networks, Inc.(a)	1,010	$216,928
Cisco Systems, Inc.	67,020	3,169,376
F5 Networks, Inc.(a)	980	157,731
Juniper Networks, Inc.	6,740	174,835
Motorola Solutions, Inc.	9,471	1,107,255
		4,826,125

CONSTRUCTION & ENGINEERING (0.8%)
Fluor Corp.	32,930	1,204,250
Jacobs Engineering Group, Inc.	12,390	802,872
Quanta Services, Inc.	30,490	1,077,517
		3,084,639

CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	710	125,443
Vulcan Materials Co.	1,973	200,555
		325,998

CONSUMER FINANCE (0.8%)
American Express Co.	8,860	909,922
Capital One Financial Corp.	16,268	1,311,038
Discover Financial Services	4,490	303,030
Synchrony Financial	26,640	800,266
		3,324,256

CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	1,270	132,651
Ball Corp.	3,960	207,029
International Paper Co.	14,150	671,135
Packaging Corporation of America	1,270	119,786
Sealed Air Corp.	1,690	66,755
WestRock Co.	26,499	1,078,774
		2,276,130

DISTRIBUTORS (0.2%)
Genuine Parts Co.	1,530	152,725
LKQ Corp.(a)	23,810	624,298
		777,023

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	72,185

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Berkshire Hathaway, Inc., Class B(a)	21,320	4,382,113
Jefferies Financial Group, Inc.	63,150	1,314,151
		5,696,264

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
CenturyLink, Inc.	86,069	1,318,577
Verizon Communications, Inc.	62,680	3,451,161
		4,769,738

ELECTRIC UTILITIES (1.9%)
Alliant Energy Corp.	2,090	92,942
American Electric Power Company, Inc.	5,370	424,875
Duke Energy Corp.	12,264	1,076,534
Edison International	10,160	578,815
Entergy Corp.	1,480	132,001
Evergy, Inc.	5,870	336,468
Eversource Energy	3,510	243,629
Exelon Corp.	23,789	1,136,163
FirstEnergy Corp.	5,119	200,665
NextEra Energy, Inc.	8,960	1,603,661
Pinnacle West Capital Corp.	8,350	735,802
PPL Corp.	7,780	243,670
Southern Co.	11,060	537,516
Xcel Energy, Inc.	7,290	381,704
		7,724,445

ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	8,770	639,333
Eaton Corp. PLC	5,750	438,437
Emerson Electric Co.	7,540	493,644
Rockwell Automation, Inc.	1,700	288,184
		1,859,598

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	4,040	355,197
Corning, Inc.	12,360	411,093
FLIR Systems, Inc.	1,270	62,078
IPG Photonics Corp.(a)	800	106,400
Keysight Technologies, Inc.(a)	25,690	1,901,574
TE Connectivity Ltd.	3,960	320,562
		3,156,904

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, a GE company LLC	70,419	1,659,776
Halliburton Co.	10,320	323,635
Helmerich & Payne, Inc.	5,840	326,982
National-Oilwell Varco, Inc.	27,646	815,004
Schlumberger Ltd.	15,334	677,916
TechnipFMC PLC	50,300	1,154,888
		4,958,201

ENTERTAINMENT (0.7%)
Activision Blizzard, Inc.	9,550	451,142
The Walt Disney Co.	19,740	2,201,405
		2,652,547

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.7%)
Alexandria Real Estate Equities, Inc.	1,310	172,540
American Tower Corp.	5,330	921,237
Apartment Investment & Management Co., Class A	13,859	686,298
AvalonBay Communities, Inc.	1,864	359,603
Boston Properties, Inc.	1,890	249,234
Crown Castle International Corp.	5,060	592,324
Digital Realty Trust, Inc.	2,860	309,853
Duke Realty Corp.	5,660	165,498
Equinix, Inc.	1,014	399,516
Equity Residential	4,620	335,227
Essex Property Trust, Inc.	855	231,876
Extra Space Storage, Inc.	1,710	168,623
Federal Realty Investment Trust	760	100,753
HCP, Inc.	18,530	584,436
Host Hotels & Resorts, Inc.	10,533	190,226
Iron Mountain, Inc.	3,019	112,307
Kimco Realty Corp.	21,320	362,653
Macerich Co.	1,520	70,163
Mid-America Apartment Communities, Inc.	1,440	145,843
Prologis, Inc.	8,412	581,774
Public Storage, Inc.	1,667	354,271
Realty Income Corp.	3,960	272,012
Regency Centers Corp.	1,610	104,650
SBA Communications Corp.(a)	1,400	255,542
Simon Property Group, Inc.	3,950	719,374
SL Green Realty Corp.	1,070	98,900
UDR, Inc.	4,890	213,938
Ventas, Inc.	4,480	288,915
Vornado Realty Trust	2,105	147,161
Welltower, Inc.	17,010	1,318,105
Weyerhaeuser Co.	7,989	209,631
		10,722,483

FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale Corp.	5,450	1,169,733
SYSCO Corp.	6,270	400,340
The Kroger Co.	44,050	1,247,936

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Walgreens Boots Alliance, Inc.	15,250	$1,101,965
Walmart, Inc.	19,650	1,883,060
		5,803,034

FOOD PRODUCTS (2.6%)
Archer-Daniels-Midland Co.	34,960	1,569,704
Campbell Soup Co.	3,600	127,548
ConAgra Foods, Inc.	6,930	149,965
General Mills, Inc.	8,010	355,965
Hormel Foods Corp.	24,730	1,046,574
J.M. Smucker Co.	6,340	664,939
Kellogg Co.	19,550	1,153,646
Lamb Weston Holding, Inc.	11,900	860,370
McCormick & Company, Inc.	7,580	937,191
Mondelez International, Inc., Class A	18,840	871,538
The Hershey Co.	2,310	245,091
The Kraft Heinz Co.	26,056	1,252,251
Tyson Foods, Inc., Class A	19,690	1,219,205
		10,453,987

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abbott Laboratories	35,222	2,570,502
ABIOMED, Inc.(a)	750	263,303
Align Technology, Inc.(a)	1,260	313,677
Baxter International, Inc.	9,880	716,201
Becton, Dickinson & Co.	4,230	1,055,216
Boston Scientific Corp.(a)	41,967	1,601,041
Danaher Corp.	9,570	1,061,504
Dentsply Sirona, Inc.	4,200	176,190
Edwards Lifesciences Corp.(a)	7,970	1,358,247
Hologic, Inc.(a)	6,310	280,164
IDEXX Laboratories, Inc.(a)	1,700	361,726
Intuitive Surgical, Inc.(a)	3,311	1,733,772
Medtronic PLC	24,173	2,136,652
ResMed, Inc.	2,910	276,945
Stryker Corp.	5,060	898,504
Varian Medical Systems, Inc.(a)	1,840	242,935
Zimmer Holdings, Inc.	9,190	1,006,856
		16,053,435

HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen Corp.	12,980	1,082,142
Anthem, Inc.	5,770	1,748,310
Cardinal Health, Inc.	22,940	1,146,312
Centene Corp.(a)	8,760	1,143,793
Cigma Corp., Class L	5,712	1,141,315
CVS Corp.	26,707	1,750,644
DaVita, Inc.(a)	20,260	1,137,194
Henry Schein, Inc.(a)	3,200	248,640
Humana, Inc.	5,100	1,575,849
Laboratory Corporation of America Holdings(a)	4,780	666,093
McKesson Corp.	10,085	1,293,401
Quest Diagnostics, Inc.	3,140	274,279
WellCare Group, Inc.(a)	4,590	1,269,043
		14,477,015

HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	16,020	879,658

HOTELS, RESTAURANTS & LEISURE (1.8%)
Carnival Corp., Class A	10,780	620,712
Chipotle Mexican Grill, Inc.(a)	1,298	687,434
Hilton Worldwide Holdings, Inc.	11,860	883,333
Marriott International, Inc., Class A	4,516	517,217
McDonald's Corp.	8,960	1,601,869
Norwegian Cruise Line Holdings Ltd.(a)	9,500	488,585
Royal Caribbean Cruises Ltd.	2,890	346,945
Starbucks Corp.	14,870	1,013,242
YUM! Brands, Inc.	11,150	1,047,877
		7,207,214

HOUSEHOLD DURABLES (1.2%)
D.R. Horton, Inc.	21,346	820,754
Garmin Ltd.	1,590	109,996
Leggett & Platt, Inc.	1,580	64,717
Lennar Corp., Class A	27,850	1,320,647
Mohawk Industries, Inc.(a)	7,344	945,834
Newell Rubbermaid, Inc.	7,220	153,136
Pulte Group, Inc.	28,045	779,931
Whirlpool Corp.	4,712	626,743
		4,821,758

HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Company, Inc.	19,040	1,230,174
Clorox Co.	4,850	719,643
Colgate-Palmolive Co.	11,580	748,994
Kimberly-Clark Corp.	4,270	475,593
Procter & Gamble Co.	29,681	2,863,326
		6,037,730

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	26,530	1,085,342
The AES Corp.	14,140	231,755
		1,317,097

INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	6,944	1,390,883
Honeywell International, Inc.	8,870	1,273,998
Roper Industries, Inc.	2,672	756,871
		3,421,752

INSURANCE (5.2%)
AFLAC, Inc.	20,620	983,574
American International Group, Inc.	26,704	1,154,414
Aon PLC	2,990	467,128
Arthur J. Gallagher & Co.	2,340	174,821
Assurant, Inc.	10,600	1,021,734
Brighthouse Financial, Inc.(a)	33,398	1,247,081
Chubb Ltd.	9,851	1,310,676
Cincinnati Financial Corp.	1,812	146,989
Everest Re Group Ltd.	4,050	887,153
Hartford Financial Services Group, Inc.	19,910	934,177
Lincoln National Corp.	23,086	1,350,300
Loews Corp.	24,180	1,158,222
Marsh & McLennan Companies, Inc.	6,640	585,582
MetLife, Inc.	45,050	2,057,433
Principal Financial Group, Inc.	21,360	1,069,495
Progressive Corp.	8,240	554,470
Prudential Financial, Inc.	22,335	2,057,947
The Allstate Corp.	13,020	1,144,067
The Travelers Companies, Inc.	7,230	907,654
Torchmark Corp.	1,267	106,124
Unum Group	39,750	1,381,710
Willis Towers Watson PLC	1,930	314,185
		21,014,936

INTERACTIVE MEDIA & SERVICES (3.6%)
Alphabet, Inc., Class A(a)	3,737	4,207,451
Alphabet, Inc., Class C(a)	3,810	4,253,370
Facebook, Inc.(a)	30,650	5,109,048
TripAdvisor, Inc.(a)	2,105	120,785
Twitter, Inc.(a)	29,010	973,576
		14,664,230

INTERNET & DIRECT MARKETING RETAIL (0.5%)
Booking Holdings, Inc.(a)	707	1,295,796
eBay, Inc.(a)	17,160	577,434
Expedia, Inc.	2,775	330,919
		2,204,149

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (5.2%)
Accenture PLC, Class A	8,470	$1,300,569
Akamai Technologies, Inc.(a)	10,730	698,523
Alliance Data Systems Corp.	4,217	748,897
Automatic Data Processing, Inc.	8,710	1,218,007
Broadridge Financial Solutions, Inc.	6,570	662,453
Cognizant Technology Solutions Corp., Class A	8,210	572,073
DXC Technology Co.	16,647	1,067,406
Fidelity National Information Services, Inc.	11,146	1,165,091
Fiserv, Inc.(a)	7,180	595,437
FleetCor Technologies, Inc.(a)	1,410	284,552
Gartner, Inc.(a)	7,000	951,230
International Business Machines Corp.	10,816	1,453,887
Jack Henry & Associates, Inc.	1,520	202,996
Mastercard, Inc., Class A	15,050	3,177,507
Paychex, Inc.	4,990	353,292
PayPal Holdings, Inc.(a)	22,140	1,965,146
Total System Services, Inc.	4,371	391,685
VeriSign, Inc.(a)	5,460	924,214
Visa, Inc., Class A	24,124	3,256,981
Western Union Co.	6,920	126,290
		21,116,236

LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,570	142,179
Mattel, Inc.(a)	4,560	53,991
		196,170

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Agilent Technologies, Inc.	6,970	530,068
Illumina, Inc.(a)	3,658	1,023,472
IQVIA Holdings, Inc.(a)	3,960	510,880
Mettler-Toledo International, Inc.(a)	660	421,186
PerkinElmer, Inc.	3,720	336,660
Waters Corp.(a)	1,770	409,259
		3,231,525

MACHINERY (1.3%)
Caterpillar, Inc.	7,230	962,747
Cummins, Inc.	1,550	228,020
Deere & Co.	3,992	654,688
Dover Corp.	1,220	107,152
Flowserve Corp.	780	34,351
Fortive Corp.	3,020	226,470
Illinois Tool Works, Inc.	3,560	488,824
Ingersoll-Rand PLC	8,680	868,347
PACCAR, Inc.	9,525	624,078
Parker Hannifin Corp.	1,595	262,872
Pentair PLC	40	1,648
Snap-on, Inc.	580	96,274
Stanley Black & Decker, Inc.	1,902	240,489
Xylem, Inc.	8,800	627,088
		5,423,048

MEDIA (0.8%)
Charter Communications, Inc., Class A(a)	3,010	996,460
Discovery Communications, Inc., Class A(a)	5,600	158,928
Discovery Communications, Inc., Class C(a)	4,541	121,018
Dish Network Corp.(a)	19,560	599,905
Interpublic Group of Companies, Inc.	11,970	272,318
News Corp., Class A	45,030	577,735
News Corp., Class B	8,780	113,525
Omnicom Group, Inc.	5,600	436,128
		3,276,017

METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	15,888	184,937
Newmont Mining Corp.	6,310	215,234
Nucor Corp.	12,580	770,399
		1,170,570

MULTILINE RETAIL (1.0%)
Dollar General Corp.	9,310	1,074,653
Dollar Tree, Inc.(a)	7,232	700,274
Kohl's Corp.	13,710	941,740
Macy's, Inc.	4,482	117,877
Nordstrom, Inc.	1,660	77,041
Target Corp.	15,390	1,123,470
		4,035,055

MULTI-UTILITIES (1.2%)
Ameren Corp.	14,860	1,030,392
CenterPoint Energy, Inc.	13,900	429,788
CMS Energy Corp.	4,630	241,408
Consolidated Edison, Inc.	6,570	510,161
Dominion Resources, Inc.	12,912	906,939
DTE Energy Co.	2,470	290,843
NiSource, Inc.	7,770	211,966
Public Service Enterprise Group, Inc.	6,566	358,175
Sempra Energy	3,980	465,580
WEC Energy Group	4,205	307,091
		4,752,343

OIL, GAS & CONSUMABLE FUELS (6.5%)
Anadarko Petroleum Corp.	19,470	921,515
Apache Corp.	29,890	980,990
Cabot Oil & Gas Corp., Class A	4,510	112,524
Chevron Corp.	24,689	2,830,594
Cimarex Energy Co.	950	71,573
Concho Resources, Inc.(a)	2,460	294,806
ConocoPhillips	32,069	2,170,751
Devon Energy Corp.	63,850	1,701,603
Diamondback Energy, Inc.	14,240	1,468,429
EOG Resources, Inc.	6,644	659,085
Exxon Mobil Corp.	45,550	3,337,904
Hess Corp.	3,070	165,780
HollyFrontier Corp.	21,940	1,236,100
Kinder Morgan, Inc.	50,990	922,919
Marathon Oil Corp.	61,660	973,611
Marathon Petroleum Corp.	25,758	1,706,725
Newfield Exploration Co.(a)	2,030	37,108
Noble Energy, Inc.	31,330	699,912
Occidental Petroleum Corp.	20,922	1,397,171
ONEOK, Inc.	5,080	326,187
Phillips 66	16,599	1,583,711
Pioneer Natural Resources Co.	1,996	284,071
Valero Energy Corp.	23,270	2,043,571
Williams Companies, Inc.	13,130	353,591
		26,280,231

PERSONAL PRODUCTS (0.4%)
Coty, Inc.	130,890	1,015,706
The Estee Lauder Companies, Inc., Class A	3,030	413,353
		1,429,059

PHARMACEUTICALS (1.5%)
Allergan PLC	9,730	1,400,925
Eli Lilly & Co.	21,550	2,582,983
Mylan N.V.(a)	23,310	698,135
Nektar Therapeutics(a)	3,490	147,767
Perrigo Co. PLC	5,541	257,379
Zoetis, Inc.	11,120	958,099
		6,045,288

PROFESSIONAL SERVICES (0.4%)
Equifax, Inc.	1,630	174,443

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IHS Markit Ltd.(a)	19,120	$992,710
Nielsen Holdings PLC	5,520	141,754
Robert Half International, Inc.	1,460	94,068
Verisk Analytics, Inc.(a)	2,630	308,788
		1,711,763

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	4,460	204,045

ROAD & RAIL (1.1%)
CSX Corp.	31,370	2,061,009
J.B. Hunt Transport Services, Inc.	440	47,098
Kansas City Southern Industries, Inc.	870	92,003
Norfolk Southern Corp.	3,280	550,187
Union Pacific Corp.	11,862	1,886,888
		4,637,185

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Advanced Micro Devices, Inc.(a)	51,640	1,260,532
Analog Devices, Inc.	4,664	461,083
Applied Materials, Inc.	14,650	572,522
Broadcom, Inc.	6,595	1,769,109
Intel Corp.	49,000	2,308,880
KLA-Tencor Corp.	1,960	208,877
Lam Research Corp.	2,233	378,672
Maxim Integrated Products, Inc.	2,300	124,821
Microchip Technology, Inc.	3,140	252,362
Micron Technology, Inc.(a)	28,980	1,107,616
NVIDIA Corp.	6,985	1,004,094
Qorvo, Inc.(a)	1,520	99,347
QUALCOMM, Inc.	13,000	643,760
Skyworks Solutions, Inc.	1,990	145,350
Texas Instruments, Inc.	10,980	1,105,466
Xilinx, Inc.	9,610	1,075,743
		12,518,234

SOFTWARE (5.9%)
Adobe Systems, Inc.(a)	9,604	2,380,063
ANSYS, Inc.(a)	5,600	920,360
Autodesk, Inc.(a)	13,130	1,932,736
Cadence Design Systems, Inc.(a)	5,480	263,204
Citrix Systems, Inc.	2,070	212,258
Fortinet, Inc.(a)	13,660	1,045,946
Intuit, Inc.	7,540	1,627,283
Microsoft Corp.	85,050	8,881,772
Oracle Corp.	31,921	1,603,392
Red Hat, Inc.(a)	6,560	1,166,630
Salesforce.com, Inc.(a)	21,330	3,241,520
Symantec Corp.	8,472	178,081
Synopsys, Inc.(a)	3,190	297,787
		23,751,032

SPECIALTY RETAIL (2.8%)
Advance Auto Parts, Inc.	851	135,479
AutoZone, Inc.(a)	798	676,177
Best Buy Company, Inc.	12,790	757,680
CarMax, Inc.(a)	2,120	124,614
Foot Locker, Inc.	1,740	97,249
Gap, Inc.	19,010	483,614
Home Depot, Inc.	12,790	2,347,349
L Brands, Inc.	2,810	78,230
Lowe's Companies, Inc.	9,150	879,864
O'Reilly Automotive, Inc.(a)	3,886	1,339,349
Ross Stores, Inc.	4,500	414,540
Tiffany & Co.	1,440	127,771
TJX Companies, Inc.	26,060	1,295,964
Tractor Supply Co.	10,120	864,248
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,450	1,882,884
		11,505,012

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.2%)
Apple Computer, Inc.	48,011	7,990,950
Hewlett Packard Enterprise Co.	92,600	1,443,634
HP, Inc.	28,250	622,347
NetApp, Inc.	9,910	631,961
Seagate Technology PLC	3,350	148,338
Western Digital Corp.	24,711	1,111,748
Xerox Corp.	31,281	882,437
		12,831,415

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Capri Holdings, Ltd.(a)	1,920	81,562
Hanesbrands, Inc.	6,620	99,234
Nike, Inc., Class B	15,060	1,233,113
PVH Corp.	7,370	804,141
Ralph Lauren Corp.	765	88,847
Tapestry, Inc.	3,340	129,291
Under Armour, Inc., Class A(a)	5,080	105,359
Under Armour, Inc., Class C(a)	1,024	19,394
VF Corp.	12,405	1,044,129
		3,605,070

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Fastenal Co.	13,140	794,444
United Rentals, Inc.(a)	1,260	157,828
W.W. Grainger, Inc.	4,255	1,256,884
		2,209,156

WATER UTILITIES (0.1%)
American Water Works Company, Inc.	2,540	243,002

TOTAL COMMON STOCKS (COST $344,977,484)		399,476,720

MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 2.25%(b)	4,783,940	4,783,940

TOTAL MONEY MARKET FUND (COST $4,783,940)		4,783,940

TOTAL INVESTMENTS (COST $349,761,424) 100.0%		404,260,660

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(12,434)

NET ASSETS 100.0%		$404,248,226

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2019.

LLC—Limited Liability Company
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.	2,210	$83,273
Aerojet Rocketdyne Holdings, Inc.(a)	6,690	264,054
AeroVironment, Inc.(a)	4,230	328,502
Axon Enterprise, Inc.(a)	8,000	408,080
Cubic Corp.	1,580	101,546
Curtiss-Wright Corp.	3,420	388,238
Esterline Technologies Corp.(a)	1,530	186,201
Mercury Computer Systems, Inc.(a)	2,920	171,200
Moog, Inc., Class A	1,940	173,572
National Presto Industries, Inc.	1,340	160,291
Teledyne Technologies, Inc.(a)	2,140	479,831
Triumph Group, Inc.	3,610	64,438
		2,809,226

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	7,050	375,201
Echo Global Logistics, Inc.(a)	10,420	247,579
Forward Air Corp.	1,890	110,622
Hub Group, Inc., Class A(a)	2,170	96,587
		829,989

AIRLINES (0.5%)
Allegiant Travel Co.	2,156	280,280
Hawaiian Holdings, Inc.	3,210	102,784
JetBlue Airways Corp.(a)	24,790	445,972
SkyWest, Inc.	4,690	238,956
		1,067,992

AUTO COMPONENTS (1.6%)
Adient PLC	10,820	213,587
American Axle & Manufacturing Holdings, Inc.(a)	37,090	548,190
Cooper Tire & Rubber Co.	6,020	211,904
Cooper-Standard Holding, Inc.(a)	4,700	359,362
Dana, Inc.	26,280	463,054
Delphi Technologies PLC	15,070	269,904
Dorman Products, Inc.(a)	3,480	299,106
Fox Factory Holding Corp.(a)	2,240	132,899
Garrett Motion, Inc.(a)	4,000	63,880
Gentex Corp.	16,010	339,092
Gentherm, Inc.(a)	2,220	94,483
LCI Industries	1,560	128,607
Motorcar Parts of America, Inc.(a)	5,670	113,400
Standard Motor Products, Inc.	1,340	65,874
Superior Industries International, Inc.	41,040	211,356
Visteon Corp.(a)	1,860	143,015
		3,657,713

AUTOMOBILES (0.3%)
Thor Industries, Inc.	6,000	390,720
Winnebago Industries, Inc.	12,060	344,916
		735,636

BANKS (5.9%)
Ameris Bancorp	2,390	90,701
Associated Bancorp	15,458	334,666
Banc of California, Inc.	2,860	41,699
BancorpSouth Bank	4,200	122,556
Bank of Hawaii Corp.	2,590	200,285
Bank OZK	12,460	378,036
Banner Corp.	2,230	121,624
Berkshire Hills Bancorp, Inc.	2,050	55,863
Boston Private Financial Holdings, Inc.	6,690	77,604
Brookline Bancorp, Inc.	6,090	90,558
Cathay General Bancorp	3,620	134,374
Central Pacific Financial Corp.	2,140	61,268
Chemical Financial Corp.	4,364	194,024
City Holding Co.	2,310	165,581
Columbia Banking System, Inc.	3,710	136,343
Commerce Bancshares, Inc.	5,719	341,996
Community Bank System, Inc.	4,840	290,158
Cullen/Frost Bankers, Inc.	3,350	325,888
Customers Bancorp, Inc.(a)	9,180	180,571
CVB Financial Corp.	3,720	81,505
Eagle Bancorp, Inc.(a)	1,700	93,296
East West Bancorp, Inc.	8,880	446,842
F.N.B. Corp.	22,460	261,659
Fidelity Southern Corp.	890	27,109
First Bancorp	16,152	172,019
First Commonwealth Financial Corp.	4,950	67,320
First Financial Bancorp	4,760	125,331
First Financial Bankshares, Inc.	5,600	342,160
First Horizon National Corp.	18,340	269,231
First Midwest Bancorp, Inc.	6,240	137,405
Franklin Financial Network, Inc.(a)	770	24,540
Fulton Financial Corp.	11,130	178,637
Glacier Bancorp, Inc.	6,430	271,217
Great Western Bancorp, Inc.	3,280	115,751
Hancock Holding Co.	6,649	273,141
Hanmi Financial Corp.	2,241	49,145
Heritage Financial Corp.	1,430	44,301
Home Bancshares, Inc.	9,702	177,644
Hope Bancorp, Inc.	7,602	108,785
Independent Bank Corp. - Massachusetts	3,830	305,557
International Bancshares Corp.	3,120	110,666
LegacyTexas Financial Group, Inc.	6,290	250,594
MB Financial, Inc.	5,401	239,696
National Bank Holdings Corp.	1,990	63,600
NBT Bancorp	1,690	60,198
OFG Bancorp	3,050	59,109
Old National Bancorp	16,520	266,633
Opus Bank	5,680	118,712
Pacific Premier Bancorp, Inc.(a)	5,870	174,633
PacWest Bancorp	9,430	363,904
Pinnacle Financial Partners, Inc.	5,360	288,207
Preferred Bank/Los Angeles, CA	1,120	52,147
Prosperity Bancshares, Inc.	4,130	293,808
S&T Bancorp, Inc.	1,570	60,319
Seacoast Banking Corporation of Florida(a)	6,730	185,210
ServisFirst Bancshares, Inc.	3,390	114,413
Signature Bank	3,020	384,476
Simmons First National Corp., Class A	5,040	124,690
Southside Bancshares, Inc.	1,894	62,483
Sterling Bancorp	14,199	273,189
Synovus Financial Corp.	8,042	284,848
TCF Financial Corp.	8,990	199,218
Texas Capital Bancshares, Inc.(a)	3,330	194,039
Tompkins Financial Corp.	279	20,518
Triumph Bancorp, Inc.(a)	7,420	226,013
Trustmark Corp.	4,340	136,840
UMB Financial Corp.	5,040	324,374
Umpqua Holdings Corp.	15,030	265,730
United Bankshares, Inc.	7,233	255,831
United Community Banks, Inc.	5,222	134,310
Valley National Bancorp	12,762	129,024
Veritex Holdings, Inc.(a)	2,003	52,999
Webster Financial Corp.	5,600	301,728
WestAmerica Bancorp	2,490	156,023
Wintrust Financial Corp.	2,960	210,574
		13,355,146

BEVERAGES (0.0%)
Coca-Cola Bottling Co. Consolidated	329	70,998

BIOTECHNOLOGY (1.1%)
Acorda Therapeutics, Inc.(a)	2,800	46,564

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
AMAG Pharmaceuticals, Inc.(a)	2,470	$40,434
Cytokinetics, Inc.(a)	3,980	27,980
Eagle Pharmaceuticals, Inc.(a)	4,560	192,706
Emergent BioSolutions, Inc.(a)	2,590	161,590
Enanta Pharmaceuticals, Inc.(a)	920	73,076
Exelixis, Inc.(a)	17,280	407,290
Ligand Pharmaceuticals, Inc., Class B(a)	1,980	233,838
Momenta Pharmaceuticals, Inc.(a)	6,020	71,397
Myriad Genetics, Inc.(a)	4,360	122,908
Progenics Pharmaceuticals, Inc.(a)	7,170	31,763
REGENXBIO, Inc.(a)	3,940	173,202
Repligen Corp.(a)	5,290	301,583
Spectrum Pharmaceuticals, Inc.(a)	12,130	135,856
United Therapeutics Corp.(a)	2,483	286,364
Vanda Pharmaceuticals, Inc.(a)	7,000	189,910
		2,496,461

BUILDING PRODUCTS (1.3%)
AAON, Inc.	2,458	90,799
American Woodmark Corp.(a)	1,090	76,245
Apogee Enterprises, Inc.	3,630	123,674
Gibraltar Industries, Inc.(a)	1,990	70,943
Griffon Corp.	29,160	463,936
Insteel Industries, Inc.	1,140	25,183
Lennox International, Inc.	2,680	614,470
Patrick Industries, Inc.(a)	5,715	228,029
PGT, Inc.(a)	4,240	70,554
Quanex Building Products Corp.	9,865	154,387
Resideo Technologies, Inc.(a)	16,400	359,652
Simpson Manufacturing Co., Inc.	2,580	158,360
Trex Co., Inc.(a)	3,510	244,858
Universal Forest Products, Inc.	11,010	339,328
		3,020,418

CAPITAL MARKETS (2.1%)
Blucora, Inc.(a)	11,180	329,922
Donnelley Financial Solutions, Inc.(a)	6,651	97,371
Eaton Vance Corp.	7,470	287,744
Evercore Partners, Inc.	2,510	224,520
FactSet Research Systems, Inc.	2,780	607,791
Federated Investors, Inc., Class B	5,890	153,906
Greenhill & Company, Inc.	1,350	33,831
Interactive Brokers Group, Inc., Class A	4,400	221,760
INTL FCStone, Inc.(a)	7,090	271,051
Investment Technology Group, Inc.	12,690	383,999
Janus Henderson Group PLC	16,480	359,758
Legg Mason, Inc.	13,440	400,512
MarketAxess Holdings, Inc.	2,200	472,494
Piper Jaffray Companies, Inc.	990	68,340
SEI Investments Co.	7,860	373,664
Stifel Financial Corp.	6,705	320,968
Virtus Investment Partners, Inc.	117	10,527
Waddell & Reed Financial, Inc., Class A	5,260	90,051
WisdomTree Investments, Inc.	6,900	46,230
		4,754,439

CHEMICALS (2.6%)
AdvanSix, Inc.(a)	5,330	168,641
American Vanguard Corp.	1,340	23,477
Ashland Global Holdings, Inc.	3,600	273,240
Balchem Corp.	1,955	162,304
Cabot Corp.	3,660	171,617
FutureFuel Corp.	1,380	25,268
H.B. Fuller Co.	3,310	163,481
Hawkins, Inc.	4,730	196,248
Ingevity Corp.(a)	2,440	229,531
Innophos Holdings, Inc.	4,120	123,188
Innospec, Inc.	3,930	276,161
Koppers Holdings, Inc.(a)	6,520	148,591
Kraton Performance Polymers, Inc.(a)	12,080	340,656
LSB Industries, Inc.(a)	1,840	13,708
Mineral Technologies, Inc.	3,660	214,366
NewMarket Corp.	564	226,215
Olin Corp.	19,670	464,409
PolyOne Corp.	4,240	137,249
Quaker Chemical Corp.	1,210	247,397
Rayonier, Inc.	28,413	411,420
RPM International, Inc.	9,510	543,592
Sensient Technologies Corp.	2,730	171,389
Stepan Co.	1,240	109,033
The Chemours Co.	16,310	583,082
The Scotts Miracle-Gro Co., Class A	2,420	179,927
Tredegar Corp.	6,480	105,689
Valvoline, Inc.	10,386	229,634
		5,939,513

COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	11,820	404,126
Brady Corp., Class A	2,610	116,693
Clean Harbors, Inc.(a)	3,230	191,248
Deluxe Corp.	3,150	147,955
Essendant, Inc.	15,690	200,832
Healthcare Services Group, Inc.	4,732	206,410
Herman Miller, Inc.	3,800	130,074
HNI Corp.	2,840	110,391
Interface, Inc.	5,550	91,075
LSC Communications, Inc.	13,971	110,790
Matthews International Corp., Class A	3,860	171,731
Mobile Mini, Inc.	6,710	253,571
MSA Safety, Inc.	2,810	281,506
Multi-Color Corp.	5,690	264,870
Pitney Bowes, Inc.	25,370	182,918
R.R. Donnelley & Sons Co.	6,153	31,380
Stericycle, Inc.(a)	5,000	220,400
Team, Inc.(a)	10,130	145,264
Tetra Tech, Inc.	3,310	182,679
The Brink's Co.	3,040	225,112
UniFirst Corp.	1,730	239,484
US Ecology, Inc.	2,740	174,456
Viad Corp.	1,360	71,672
		4,154,637

COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	2,470	36,012
Applied Optoelectronics, Inc.(a)	1,340	23,289
ARRIS International PLC(a)	9,449	296,604
CalAmp Corp.(a)	4,100	59,081
Ciena Corp.(a)	14,490	551,924
Comtech Telecommunications Corp.	5,100	127,347
Digi International, Inc.(a)	10,200	120,972
Extreme Networks, Inc.(a)	10,660	80,589
Finisar Corp.(a)	6,860	156,271
Harmonic, Inc.(a)	24,610	130,187
InterDigital, Inc.	1,970	143,436
Lumentum Holdings, Inc.(a)	4,315	211,047
NETGEAR, Inc.(a)	1,940	76,843
NetScout Systems, Inc.(a)	7,100	184,103
Plantronics, Inc.	2,140	83,011
ViaSat, Inc.(a)	3,310	207,504
VIAVI Solutions, Inc.(a)	19,390	215,617
		2,703,837

CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	17,482	535,124
Aegion Corp.(a)	9,360	169,884
Arcosa, Inc.	8,523	250,832
Comfort Systems USA, Inc.	2,320	111,290
Dycom Industries, Inc.(a)	2,090	121,324

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
EMCOR Group, Inc.	4,930	$321,584
Granite Construction, Inc.	4,780	206,592
KBR, Inc.	9,440	162,368
MasTec, Inc.(a)	6,700	297,346
MYR Group, Inc.(a)	7,960	242,541
Orion Group Holdings, Inc.(a)	82,090	346,420
Valmont Industries, Inc.	1,090	140,610
		2,905,915

CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc., Class A	3,140	222,940
U.S. Concrete, Inc.(a)	4,280	152,368
		375,308

CONSUMER FINANCE (1.0%)
Encore Capital Group, Inc.(a)	10,030	296,286
Enova International, Inc.(a)	2,453	56,542
EZCORP, Inc., Class A(a)	26,680	248,657
Firstcash, Inc.	4,468	368,297
Green Dot Corp., Class A(a)	4,930	364,919
Navient Corp.	30,870	351,918
PRA Group, Inc.(a)	5,370	158,469
SLM Corp.(a)	38,690	414,370
World Acceptance Corp.(a)	460	47,697
		2,307,155

CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.	3,550	351,876
Bemis Co., Inc.	5,400	263,736
Greif, Inc., Class A	1,890	73,710
Myers Industries, Inc.	1,860	30,244
Owens-Illinois, Inc.	15,070	302,455
Silgan Holdings, Inc.	6,160	170,139
Sonoco Products Co.	5,410	311,508
		1,503,668

DISTRIBUTORS (0.2%)
Pool Corp.	2,960	443,734

DIVERSIFIED CONSUMER SERVICES (1.1%)
Adtalem Global Education, Inc.(a)	5,740	280,686
American Public Education, Inc.(a)	5,520	163,337
Career Education Corp.(a)	19,320	249,421
Graham Holdings Co.	515	342,475
Regis Corp.(a)	16,110	300,451
Service Corp. International	15,080	647,234
Sotheby's(a)	2,590	104,610
Strategic Education, Inc.	2,109	230,725
Weight Watchers International, Inc.(a)	4,020	128,640
		2,447,579

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	2,450	182,721
Cincinnati Bell, Inc.(a)	3,002	25,037
Cogent Communications Holdings, Inc.	2,720	131,784
Consolidated Communications Holdings, Inc.	3,800	40,584
Frontier Communications Corp.(a)	35,162	70,324
Iridium Communications, Inc.(a)	18,840	365,119
Vonage Holdings Corp.(a)	15,380	140,112
		955,681

ELECTRIC UTILITIES (0.7%)
ALLETE, Inc.	2,930	225,434
El Paso Electric Co.	2,290	120,271
Hawaiian Electric Industries, Inc.	6,130	227,975
IDACORP, Inc.	2,830	275,925
OGE Energy Corp.	10,600	434,070
PNM Resources, Inc.	4,790	204,006
		1,487,681

ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc.	2,250	272,047
AZZ, Inc.	1,670	74,732
Encore Wire Corp.	3,030	163,317
EnerSys	2,390	203,771
Hubbell, Inc.	2,960	323,617
nVent Electric PLC	8,980	224,680
Powell Industries, Inc.	3,910	109,128
Regal-Beloit Corp.	1,930	148,147
Vicor Corp.(a)	9,050	356,480
		1,875,919

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.3%)
Anixter International, Inc.(a)	5,750	349,082
Arlo Technologies, Inc.(a)	3,841	27,617
Arrow Electronics, Inc.(a)	8,270	628,106
Avnet, Inc.	13,170	542,604
Badger Meter, Inc.	1,630	86,048
Bel Fuse, Inc., Class B	5,580	128,786
Belden CDT, Inc.	3,960	212,296
Benchmark Electronics, Inc.	11,530	293,093
Cognex Corp.	10,070	458,185
Coherent, Inc.(a)	1,414	167,135
Control4 Corp.(a)	1,980	39,343
CTS Corp.	6,650	188,661
Daktronics, Inc.	5,620	42,319
Electro Scientific Industries, Inc.(a)	8,200	246,000
ePlus, Inc.(a)	800	63,376
Fabrinet(a)	2,120	120,501
FARO Technologies, Inc.(a)	1,070	45,496
II-VI, Inc.(a)	3,540	134,378
Insight Enterprises, Inc.(a)	7,210	331,083
Itron, Inc.(a)	2,140	116,908
Jabil Circuit, Inc.	16,760	446,654
KEMET Corp.	24,920	441,582
Knowles Corp.(a)	6,240	97,344
Littelfuse, Inc.	1,460	256,551
Methode Electronics, Inc., Class A	2,020	52,015
MTS Systems Corp.	1,180	59,071
National Instruments Corp.	6,575	290,747
OSI Systems, Inc.(a)	1,100	98,659
Park Electrochemical Corp.	760	17,313
Plexus Corp.(a)	2,010	112,801
Rogers Corp.(a)	1,050	133,256
Sanmina Corp.(a)	12,320	384,630
ScanSource, Inc.(a)	8,810	337,511
SYNNEX Corp.	5,748	556,176
Tech Data Corp.(a)	5,260	503,014
Trimble Navigation Ltd.(a)	16,210	610,469
TTM Technologies, Inc.(a)	29,480	338,430
Vishay Intertechnology, Inc.	8,270	161,265
Zebra Technologies Corp., Class A(a)	3,870	671,832
		9,790,337

ENERGY EQUIPMENT & SERVICES (2.4%)
Apergy Corp.(a)	4,700	158,014
Archrock, Inc.	24,960	235,622
Bristow Group, Inc.(a)	25,120	82,645
C&J Energy Services, Inc.(a)	12,170	195,572
CARBO Ceramics, Inc.(a)	1,100	4,433
Core Laboratories N.V.	2,770	186,864
Diamond Offshore Drilling, Inc.(a)	16,090	175,864
Dril-Quip, Inc.(a)	2,350	87,984
Ensco PLC, Class A, Sponsored ADR	71,644	315,234
Era Group, Inc.(a)	2,320	21,854
Exterran Corp.(a)	6,185	107,371
Geospace Technologies Corp.(a)	570	8,567
Gulf Island Fabrication, Inc.(a)	2,940	27,900

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Helix Energy Solutions Group, Inc.(a)	25,840	$176,487
KLX Energy Services Holdings, Inc.(a)	12,852	334,923
Matrix Service Co.(a)	6,770	145,216
McDermott International, Inc.(a)	58,063	512,116
Nabors Industries Ltd.	16,025	47,434
Newpark Resources, Inc.(a)	18,270	151,824
Noble Corp. PLC(a)	20,650	68,145
Oceaneering International, Inc.(a)	13,710	215,110
Oil States International, Inc.(a)	7,820	134,660
Patterson-UTI Energy, Inc.	25,630	310,892
Pioneer Energy Services Corp.(a)	134,200	198,616
Propetro Holding Corp.(a)	21,540	351,964
Rowan Companies PLC, Class A(a)	11,940	145,549
SEACOR Holdings, Inc.(a)	4,440	183,772
Superior Energy Services, Inc.(a)	53,980	211,062
TETRA Technologies, Inc.(a)	4,190	8,925
Transocean Ltd.(a)	26,000	222,820
Unit Corp.(a)	4,250	67,830
US Silica Holdings, Inc.	23,440	315,971
		5,411,240

ENTERTAINMENT (0.7%)
Cinemark Holdings, Inc.	6,410	262,297
Live Nation, Inc.(a)	10,962	586,577
Marcus Corp.	6,630	295,499
World Wrestling Entertainment, Inc.	5,930	488,276
		1,632,649

EQUITY REAL ESTATE INVESTMENT TRUSTS (6.5%)
Acadia Realty Trust	5,897	169,421
Agree Realty Corp.	6,270	414,008
Alexander & Baldwin, Inc.(a)	8,313	191,532
American Assets Trust, Inc.	3,010	129,249
American Campus Communities, Inc.	12,010	552,700
Armada Hoffler Properties, Inc.	11,780	176,936
Camden Property Trust	5,380	521,591
CareTrust REIT, Inc.	5,798	127,440
CBL & Associates Properties, Inc.	63,180	157,318
Cedar Shopping Centers, Inc.	5,020	17,520
Chatham Lodging Trust	2,040	41,228
Chesapeake Lodging Trust	3,940	112,211
Community Healthcare Trust, Inc.	3,230	106,655
Corecivic, Inc.	6,958	138,255
Coresite Realty Corp.	2,260	223,265
Corporate Office Properties Trust	5,430	134,067
Cousins Properties, Inc.	20,119	178,053
Cyrusone, Inc.	9,160	496,472
DiamondRock Hospitality Co.	15,560	158,090
Douglas Emmett, Inc.	9,010	340,848
Easterly Government Properties, Inc.	11,320	203,307
EastGroup Properties, Inc.	1,860	192,436
EPR Properties	4,510	329,501
First Industrial Realty Trust, Inc.	8,940	292,517
Four Corners Property Trust, Inc.	14,367	405,724
Franklin Street Properties Corp.	3,250	24,115
Getty Realty Corp.	2,470	79,188
Global Net Lease, Inc.	4,030	78,142
Healthcare Realty Trust, Inc.	7,960	257,028
Hersha Hospitality Trust	8,390	155,467
Highwood Properties, Inc.	5,760	255,283
Hospitality Properties Trust	8,860	236,208
Independence Realty Trust, Inc.	530	5,538
iStar, Inc.	16,310	156,413
JBG Smith Properties	6,400	247,360
Kilroy Realty Corp.	6,090	429,101
Kite Realty Group Trust	7,925	131,793
Lamar Advertising Co.	4,930	367,039
Lexington Corporate Properties Trust	17,775	170,818
Liberty Property Trust	8,550	403,047
Life Storage, Inc.	3,600	353,772
LTC Properties, Inc.	2,620	124,293
Mack-Cali Realty Corp.	5,010	103,206
Medical Properties Trust, Inc.	32,000	582,400
National Retail Properties, Inc.	11,400	600,894
National Storage Affiliates	7,210	209,811
Office Properties Income Trust	1,687	54,035
OMEGA Healthcare Investors, Inc.	15,596	626,803
Pebblebrook Hotel Trust	7,816	250,503
Pennsylvania Real Estate Investment Trust	3,840	28,301
Potlatch Corp.	4,092	150,913
PS Business Parks, Inc.	1,260	182,939
Rayonier, Inc.	7,010	213,384
Retail Opportunity Investments Corp.	8,900	156,373
RPT Realty	2,430	31,809
Sabra Healthcare REIT, Inc.	16,989	348,954
Saul Centers, Inc.	1,040	55,078
Senior Housing Properties Trust	20,900	287,793
Summit Hotel Properties, Inc.	12,120	135,380
Tanger Factory Outlet Center	6,790	154,473
Taubman Centers, Inc.	3,870	192,726
The Geo Group, Inc.	6,934	156,362
Uniti Group, Inc.	10,184	202,763
Universal Health Realty Income Trust	890	62,051
Urban Edge Properties	5,590	114,148
Urstadt Biddle Properties, Inc., Class A	6,270	134,303
Washington Prime Group, Inc.	34,810	197,721
Weingarten Realty Investors	7,820	224,356
Whitestone REIT	1,030	14,605
		14,757,033

FOOD & STAPLES RETAILING (0.6%)
Chefs' Warehouse, Inc.(a)	1,400	44,968
SpartanNash Co.	20,974	435,210
Sprouts Farmers Markets, Inc.(a)	7,920	189,922
The Andersons, Inc.	10,805	378,715
United Natural Foods, Inc.(a)	31,180	408,458
		1,457,273

FOOD PRODUCTS (1.5%)
B&G Foods, Inc.	4,120	109,839
Calavo Growers, Inc.	1,010	82,174
Cal-Maine Foods, Inc.	1,850	78,033
Darling International, Inc.(a)	10,220	217,379
Dean Foods Co.	60,090	250,575
Flowers Foods, Inc.	11,083	217,892
Hain Celestial Group, Inc. (The)(a)	10,040	184,033
Ingredion, Inc.	4,090	404,910
J & J Snack Foods Corp.	980	151,263
John B. Sanfilippo & Son, Inc.	700	47,775
Lancaster Colony Corp.	1,710	272,010
Post Holdings, Inc.(a)	5,455	506,333
Sanderson Farms, Inc.	2,200	270,820
Seneca Foods Corp., Class A(a)	8,880	253,968
Tootsie Roll Industries, Inc.	1,015	35,170
TreeHouse Foods, Inc.(a)	5,140	299,970
		3,382,144

GAS UTILITIES (1.3%)
Atmos Energy Corp.	6,700	654,121
National Fuel Gas Co.	6,990	400,527
New Jersey Resources Corp.	4,940	239,590
Northwest Natural Holding Co.	1,670	104,542
One Gas, Inc.	3,040	249,736
South Jersey Industries, Inc.	4,890	145,624
Southwest Gas Corp.	3,030	237,310
Spire, Inc.	3,040	241,285
UGI Corp.	11,140	635,314
		2,908,049

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
AngioDynamics, Inc.(a)	13,390	$282,529
Anika Therapeutics, Inc.(a)	1,160	44,068
Avanos Medical, Inc.(a)	8,160	371,688
Cantel Medical Corp.	2,207	179,694
CONMED Corp.	5,900	415,065
CryoLife, Inc.(a)	4,810	134,247
Cutera, Inc.(a)	1,380	19,817
Globus Medical, Inc.(a)	10,660	480,233
Haemonetics Corp.(a)	3,690	364,978
Heska Corp.(a)	2,250	221,850
Hill-Rom Holdings, Inc.	3,920	392,078
ICU Medical, Inc.(a)	1,020	253,776
Inogen, Inc.(a)	1,030	155,746
Integer Holdings Corp.(a)	4,010	324,770
Integra LifeSciences Holdings Corp.(a)	6,510	308,314
Invacare Corp.	21,960	112,874
Lantheus Holdings, Inc.(a)	2,610	43,900
Lemaitre Vascular, Inc.	1,380	32,899
LivaNova PLC(a)	4,580	422,826
Masimo Corp.(a)	3,590	446,560
Meridian Bioscience, Inc.	6,500	106,535
Merit Medical Systems, Inc.(a)	5,045	285,194
Natus Medical, Inc.(a)	2,130	71,866
Neogen Corp.(a)	6,209	378,190
NuVasive, Inc.(a)	3,050	152,927
OraSure Technologies, Inc.(a)	4,780	61,423
Orthofix Medical, Inc.(a)	1,280	69,261
STERIS PLC	6,060	691,204
SurModics, Inc.(a)	2,940	168,374
Tactile Systems Technology, Inc.(a)	7,540	502,013
Teleflex, Inc.	2,693	736,536
Varex Imaging Corp.(a)	2,520	71,795
West Pharmaceutical Services, Inc.	4,160	450,403
		8,753,633

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Acadia Healthcare(a)	10,290	281,534
Addus Homecare Corp.(a)	2,000	120,300
Amedisys, Inc.(a)	4,469	586,154
AMN Healthcare Services, Inc.(a)	4,750	307,752
Biotelemetry, Inc.(a)	3,320	238,442
Chemed Corp.	1,350	402,219
CorVel Corp.(a)	2,430	151,802
Cross Country Healthcare, Inc.(a)	29,430	283,411
Diplomat Pharmacy, Inc.(a)	16,130	233,885
Encompass Health Corp.	8,300	554,772
HealthEquity, Inc.(a)	3,230	201,358
LHC Group, Inc.(a)	1,780	188,199
Magellan Health Services, Inc.(a)	6,810	443,740
Molina Healthcare, Inc.(a)	5,225	694,821
Owens & Minor, Inc.	24,315	184,065
Patterson Companies, Inc.	13,240	295,120
Providence Service Corp.(a)	840	53,878
Select Medical Holdings Corp.(a)	9,860	154,013
The Ensign Group, Inc.	5,910	257,499
Tivity Health, Inc.(a)	6,540	145,580
U.S. Physical Therapy, Inc.	880	93,183
		5,871,727

HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions, Inc.(a)	9,606	113,255
Computer Programs & Systems, Inc.	890	23,353
Healthstream, Inc.	1,710	43,024
HMS Holdings Corp.(a)	9,310	279,207
Medidata Solutions, Inc.(a)	3,590	254,746
Nextgen Healthcare, Inc.(a)	9,040	159,827
Omnicell, Inc.(a)	4,540	295,690
Tabula Rasa Healthcare, Inc.(a)	6,120	368,914
		1,538,016

HOTELS, RESTAURANTS & LEISURE (2.3%)
Belmond Ltd.(a)	10,430	259,916
Biglari Holdings, Inc., Class A(a)	1	455
Cracker Barrel Old Country Store, Inc.	1,770	296,085
DineEquity, Inc.	2,480	189,149
Domino's Pizza, Inc.	3,204	909,071
Dunkin' Brands Group, Inc.	5,710	390,507
El Pollo Loco Holdings, Inc.(a)	11,850	195,406
Fiesta Restaurant Group, Inc.(a)	1,980	29,423
International Speedway Corp., Class A	1,850	80,382
Jack in the Box, Inc.	2,060	166,757
Marriott Vacations Worldwide Corp.	3,996	353,806
Papa John's International, Inc.	1,710	72,316
Shake Shack, Inc.(a)	8,960	427,930
Six Flags Entertainment Corp.	4,460	274,691
The Wendy's Co.	21,230	367,704
Wingstop, Inc.	6,180	405,717
Wyndham Hotels & Resorts, Inc.	8,300	407,447
Wyndham Worldwide Corp.	6,790	286,131
		5,112,893

HOUSEHOLD DURABLES (2.5%)
Cavco Industries, Inc.(a)	1,660	276,041
Ethan Allen Interiors, Inc.	6,390	121,282
Helen of Troy Ltd.(a)	2,900	336,516
Installed Building Products, Inc.(a)	1,660	69,903
iRobot Corp.(a)	5,000	448,950
KB HOME	20,970	448,968
La-Z-Boy, Inc.	2,770	82,047
LGI Homes, Inc.(a)	3,700	219,410
M.D.C. Holdings, Inc.	9,641	317,478
M/I Homes, Inc.(a)	16,910	447,946
Meritage Homes Corp.(a)	10,070	453,956
NVR, Inc.(a)	205	545,300
Tempur-Pedic International, Inc.(a)	2,900	153,758
Toll Brothers, Inc.	14,290	527,873
TopBuild Corp.(a)	4,110	217,049
TRI Pointe Group, Inc.(a)	29,390	395,295
Tupperware Corp.	3,250	88,627
Universal Electronics, Inc.(a)	1,180	33,241
William Lyon Homes, Class A(a)	31,660	419,812
		5,603,452

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	770	30,192
Central Garden & Pet Co., Class A(a)	4,730	168,483
Energizer Holdings, Inc.	3,520	166,848
WD-40 Co.	2,170	394,397
		759,920

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Co., Inc.	3,280	353,354
Raven Industries, Inc.	4,600	170,154
		523,508

INSURANCE (4.0%)
Alleghany Corp.	1,171	739,557
AMBAC Financial Group, Inc.(a)	12,840	242,933
American Equity Investment Life Holding Co.	5,750	180,090
American Financial Group, Inc.	3,620	345,312
Amerisafe, Inc.	1,180	70,104
Aspen Insurance Holdings Ltd.	3,560	148,559
Brown & Brown, Inc.	16,380	444,881
CNO Financial Group, Inc.	21,380	382,274
eHealth, Inc.(a)	4,070	248,921

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Employers Holdings, Inc.	1,950	$82,622
First American Financial Corp.	8,680	434,694
Genworth Financial, Inc., Class A(a)	34,100	165,044
HCI Group, Inc.	4,510	213,684
Horace Mann Educators Corp.	4,040	168,266
James River Group Holdings	1,860	71,740
Kemper Corp.	3,452	259,521
Maiden Holdings Ltd.	33,740	43,525
Mercury General Corp.	1,610	83,237
Old Republic International Corp.	23,700	477,555
Primerica, Inc.	5,040	566,345
ProAssurance Corp.	3,240	138,218
Reinsurance Group of America, Inc.	4,970	717,917
RenaissanceRe Holdings Ltd.	2,330	321,610
RLI Corp.	4,840	319,488
Safety Insurance Group, Inc.	820	67,494
Selective Insurance Group, Inc.	3,370	205,300
Stewart Information Services Corp.	4,900	217,805
The Hanover Insurance Group, Inc.	2,400	273,696
The Navigators Group, Inc.	4,720	329,456
Third Point Reinsurance Ltd.(a)	18,420	193,594
United Fire Group, Inc.	5,340	277,680
United Insurance Holdings Corp.	2,090	34,109
Universal Insurance Holdings, Inc.	6,450	243,294
W.R. Berkley Corp.	5,610	431,353
		9,139,878

INTERACTIVE MEDIA & SERVICES (0.4%)
Care.com, Inc.(a)	14,160	336,583
Cars.com, Inc.(a)	4,230	115,521
QuinStreet, Inc.(a)	11,460	218,199
Yelp, Inc.(a)	8,300	302,286
		972,589

INTERNET & DIRECT MARKETING RETAIL (0.4%)
Liquidity Services, Inc.(a)	26,310	220,215
Nutrisystem, Inc.	1,790	77,704
PetMed Express, Inc.	1,410	33,389
Shutterfly, Inc.(a)	2,150	98,814
Shutterstock, Inc.	1,350	54,013
Stamps.com, Inc.(a)	2,420	450,314
		934,449

IT SERVICES (2.6%)
CACI International, Inc., Class A(a)	1,900	317,642
Cardtronics PLC, Class A(a)	8,090	218,996
CoreLogic, Inc.(a)	5,280	191,664
CSG Systems International, Inc.	1,980	71,656
EVERTEC, Inc.	3,390	93,801
ExlService Holdings, Inc.(a)	2,310	132,825
Leidos Holdings, Inc.	10,440	605,520
LiveRamp Holdings, Inc.(a)	9,130	396,607
ManTech International Corp., Class A	1,710	96,393
MAXIMUS, Inc.	6,480	454,443
NIC, Inc.	5,070	83,148
Perficient, Inc.(a)	14,160	361,222
Perspecta, Inc.	11,170	223,959
Sabre Corp.	21,640	497,287
Science Applications International Corp.	5,925	397,771
Sykes Enterprises, Inc.(a)	5,800	159,906
Teradata Corp.(a)	6,960	308,885
Travelport Worldwide Ltd.	7,140	111,812
TTEC Holdings, Inc.	1,200	40,116
Unisys Corp.(a)	28,810	376,835
Virtusa Corp.(a)	5,260	255,215
WEX, Inc.(a)	3,110	501,736
		5,897,439

LEISURE PRODUCTS (0.4%)
Brunswick Corp.	5,180	260,657
Callaway Golf Co.	5,740	93,505
Nautilus Group, Inc.(a)	2,140	16,071
Polaris Industries, Inc.	3,460	290,225
Sturm Ruger & Co., Inc.	1,110	60,473
Vista Outdoor, Inc.(a)	27,990	279,340
		1,000,271

LIFE SCIENCES TOOLS & SERVICES (1.3%)
Bio-Rad Laboratories, Inc., Class A(a)	1,690	422,280
Bio-Techne Corp.	2,220	387,301
Cambrex Corp.(a)	1,960	85,554
Charles River Laboratories International, Inc.(a)	2,780	342,468
Luminex Corp.	13,760	383,767
Medpace Holdings, Inc.(a)	7,710	496,524
PRA Health Sciences, Inc.(a)	6,150	651,716
Syneos Health, Inc.(a)	3,610	184,254
		2,953,864

MACHINERY (4.6%)
Actuant Corp., Class A	3,220	73,706
AGCO Corp.	6,300	404,460
Alamo Group, Inc.	580	49,955
Albany International Corp., Class A	3,180	218,339
Astec Industries, Inc.	4,170	154,373
Barnes Group, Inc.	2,960	174,877
Briggs & Stratton Corp.	16,010	206,209
Chart Industries, Inc.(a)	1,810	135,207
CIRCOR International, Inc.(a)	4,950	136,867
Crane Co.	2,960	244,970
Donaldson Company, Inc.	7,140	337,579
EnPro Industries, Inc.	1,300	85,865
ESCO Technologies, Inc.	3,320	216,165
Federal Signal Corp.	3,170	69,677
Franklin Electric Co., Inc.	6,090	290,980
Graco, Inc.	9,680	419,434
Greenbrier Companies, Inc.	5,900	250,219
Harsco Corp.(a)	12,650	269,445
Hillenbrand, Inc.	3,420	145,008
IDEX Corp.	4,930	679,650
ITT, Inc.	8,420	442,555
John Bean Technologies Corp.	1,895	150,539
Kennametal, Inc.	7,740	290,869
Lincoln Electric Holdings, Inc.	3,060	264,506
Lindsay Corp.	680	58,398
Lydall, Inc.(a)	12,460	330,439
Mueller Industries, Inc.	5,860	151,833
Nordson Corp.	2,890	374,660
Oshkosh Truck Corp.	5,600	420,280
Proto Labs, Inc.(a)	2,990	371,209
SPX Corp.(a)	9,830	292,443
SPX FLOW, Inc.(a)	4,600	150,742
Standex International Corp.	770	57,427
Tennant Co.	1,140	66,952
Terex Corp.	6,940	213,127
The Timken Co.	5,560	236,800
Titan International, Inc.	35,120	197,374
Toro Co.	5,970	355,215
Trinity Industries, Inc.	17,870	417,801
Wabash National Corp.	15,880	221,367
Wabtec Corp.	4,930	340,959
Watts Water Technologies, Inc., Class A	1,650	123,536
Woodward, Inc.	4,320	392,472
		10,484,488

MARINE (0.2%)
Kirby Corp.(a)	3,230	241,960
Matson, Inc.	8,920	298,909
		540,869

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (0.9%)
Cable One, Inc.	346	$305,982
E.W. Scripps Co. (The), Class A	12,080	226,862
Gannett Company, Inc.	29,510	327,266
Meredith Corp.	2,660	144,358
New Media Investment Group, Inc.	17,500	239,225
New York Times Co. (The), Class A	15,460	397,477
Scholastic Corp.	2,090	87,132
TechTarget(a)	1,000	14,500
TEGNA, Inc.	14,410	169,173
Wiley (John) & Sons, Inc., Class A	2,890	149,644
		2,061,619

METALS & MINING (2.4%)
AK Steel Holding Corp.(a)	33,160	97,822
Allegheny Technologies, Inc.(a)	19,590	536,570
Carpenter Technology Corp.	5,790	273,636
Century Aluminum Co.(a)	31,820	292,744
Commercial Metals Co.	17,330	302,409
Compass Minerals International, Inc.	2,000	104,500
Haynes International, Inc.	1,020	33,456
Kaiser Aluminum Corp.	3,890	390,439
Materion Corp.	1,110	52,092
Olympic Steel, Inc.	20,220	389,639
Reliance Steel & Aluminum Co.	6,240	510,931
Royal Gold, Inc.	3,710	324,143
Steel Dynamics, Inc.	15,610	571,170
SunCoke Energy, Inc.(a)	33,780	379,687
TimkenSteel Corp.(a)	28,085	357,522
United States Steel Corp.	26,250	591,675
Worthington Industries, Inc.	4,570	172,426
		5,380,861

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.6%)
Apollo Commercial Real Estate Finance, Inc.	13,230	240,786
Armour Residential REIT, Inc.	3,570	75,041
Capstead Mortgage Corp.	11,960	88,145
Granite Point Mortgage Trust, Inc.	2,090	40,797
Invesco Mortgage Capital Inc.	13,180	212,198
New York Mortgage Trust, Inc.	22,560	141,677
Pennymac Mortgage Investment Trust	9,690	196,126
Redwood Trust, Inc.	15,610	251,789
		1,246,559

MULTILINE RETAIL (0.5%)
Big Lots, Inc.	9,050	285,437
Dillard's, Inc.	6,210	414,766
J.C. Penney Co., Inc.(a)	133,490	176,207
Ollie's Bargain Outlet Holdings, Inc.(a)	3,280	256,397
		1,132,807

MULTI-UTILITIES (0.6%)
Avista Corp.	3,820	159,867
Black Hills Corp.	5,220	354,386
MDU Resources Group, Inc.	11,290	290,266
NorthWestern Corp.	3,070	196,204
Vectren Corp.	4,790	346,700
		1,347,423

OIL, GAS & CONSUMABLE FUELS (3.6%)
Bonanza Creek Energy, Inc.(a)	1,110	25,586
Callon Petroleum Corp.(a)	41,840	340,578
Carrizo Oil & Gas, Inc.(a)	16,900	207,532
Chesapeake Energy Corp.(a)	75,820	216,087
CNX Resources Corp.(a)	37,330	453,186
CONSOL Energy, Inc.(a)	1,657	58,873
Denbury Resources, Inc.(a)	165,270	335,498
EQT Corp.	20,600	401,082
Equitrans Midstream Corp.(a)	22,400	466,368
Green Plains Renewable Energy, Inc.	23,090	328,109
Gulfport Energy Corp.(a)	27,260	228,711
HighPoint Resources Corp.(a)	106,540	298,312
Laredo Petroleum, Inc.(a)	39,830	151,354
Matador Resources Co.(a)	6,450	125,775
Murphy Oil Corp.	19,800	541,530
Oasis Petroleum, Inc.(a)	30,910	186,078
Par Pacific Holdings, Inc.(a)	13,820	224,713
PBF Energy, Inc.	7,120	260,734
PDC Energy, Inc.(a)	4,110	133,863
Penn Virginia Corp.(a)	6,940	364,072
QEP Resources, Inc.(a)	46,370	383,480
Range Resources Corp.	25,510	281,375
Renewable Energy Group, Inc.(a)	22,630	654,007
REX American Resources Corp.(a)	2,370	172,844
Ring Energy, Inc.(a)	11,770	69,208
SM Energy Co.	14,790	290,180
Southwestern Energy Co.(a)	30,940	135,208
SRC Energy, Inc.(a)	32,600	160,392
World Fuel Services Corp.	15,850	394,507
WPX Energy, Inc.(a)	22,140	271,436
		8,160,678

PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.	12,950	355,736
Clearwater Paper Corp.(a)	13,800	465,336
Domtar Corp.	8,360	392,084
Louisiana-Pacific Corp.	8,820	215,032
Neenah Paper, Inc.	1,140	79,424
P.H. Glatfelter & Co.	27,260	348,383
		1,855,995

PERSONAL PRODUCTS (0.7%)
Avon Products, Inc.(a)	190,960	446,846
Edgewell Personal Care Co.(a)	3,450	136,103
Inter Parfums, Inc.	4,320	287,107
Medifast, Inc.	3,380	430,071
Nu Skin Enterprises, Inc.	3,300	216,645
		1,516,772

PHARMACEUTICALS (1.2%)
Akorn, Inc.(a)	11,600	43,616
Amphastar Pharmaceuticals, Inc.(a)	6,830	155,451
ANI Pharmaceuticals, Inc.(a)	690	37,080
Assertio Therapeutics, Inc.(a)	25,150	112,169
Catalent, Inc.(a)	8,720	322,030
Corcept Therapeutics, Inc.(a)	16,790	187,712
ENDO International PLC(a)	28,050	273,487
Innoviva, Inc.(a)	20,890	357,219
Lannett Co., Inc.(a)	19,400	144,724
Mallinckrodt PLC(a)	21,980	480,483
Phibro Animal Health Corp., Class A	1,400	43,708
Prestige Brands Holdings, Inc.(a)	3,480	97,162
Supernus Pharmaceuticals, Inc.(a)	11,520	439,258
The Medicines Co.(a)	4,140	95,675
		2,789,774

PROFESSIONAL SERVICES (1.5%)
ASGN, Inc.(a)	6,220	391,798
Exponent, Inc.	5,240	261,790
Forrester Research, Inc.	2,460	110,479
FTI Consulting, Inc.(a)	2,290	156,453
Heidrick & Struggles International, Inc.	1,280	42,304
Insperity, Inc.	3,750	400,050
Kelly Services, Inc., Class A	17,730	397,152
Korn/Ferry International, Inc.	3,710	169,176
Manpower, Inc.	6,960	550,049
Navigant Consulting, Inc.	2,970	76,982

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Resources Connection, Inc.	3,430	$57,315
The Dun & Bradstreet Corp.	3,870	560,144
TrueBlue, Inc.(a)	9,770	238,290
WageWorks, Inc.(a)	2,910	91,811
		3,503,793

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
HFF, Inc., Class A	2,350	97,337
Jones Lang LaSalle, Inc.	3,204	459,486
Marcus & Millichap, Inc.(a)	4,600	182,160
RE/MAX Holdings, Inc.	1,210	50,481
Realogy Holdings Corp.	24,650	437,537
		1,227,001

ROAD & RAIL (1.3%)
ArcBest Corp.	8,240	309,989
Avis Budget Group, Inc.(a)	10,570	281,585
Genesee & Wyoming, Inc., Class A(a)	2,940	230,849
Heartland Express, Inc.	2,973	59,490
Knight-Swift Transportation Holdings, Inc.	12,090	383,857
Landstar System, Inc.	2,220	225,507
Marten Transport Ltd.	2,936	56,812
Old Dominion Freight Line, Inc.	3,740	508,378
Ryder System, Inc.	9,470	548,408
Saia, Inc.(a)	1,620	97,151
Werner Enterprises, Inc.	4,330	142,544
		2,844,570

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Advanced Energy Industries, Inc.(a)	2,370	121,557
Axcelis Technologies, Inc.(a)	2,430	50,617
Brooks Automation, Inc.	8,610	268,029
Cabot Microelectronics Corp.	3,240	330,123
CEVA, Inc.(a)	1,820	51,761
Cirrus Logic, Inc.(a)	3,660	135,969
Cohu, Inc.	3,010	52,795
Cree, Inc.(a)	5,860	295,520
Cypress Semiconductor Corp.	27,940	387,528
Diodes, Inc.(a)	1,990	66,924
DSP Group, Inc.(a)	1,120	14,157
First Solar, Inc.(a)	4,320	218,549
FormFactor, Inc.(a)	4,930	74,049
Ichor Holdings Ltd.(a)	8,390	172,582
Integrated Device Technology, Inc.(a)	9,030	441,115
Kopin Corp.(a)	11,930	16,463
Kulicke & Soffa Industries, Inc.	4,320	97,330
Maxlinear, Inc., Class A(a)	4,030	79,069
MKS Instruments, Inc.	2,490	203,259
Monolithic Power Systems, Inc.	2,180	275,901
Nanometrics, Inc.(a)	12,610	385,740
PDF Solutions, Inc.(a)	1,270	13,348
Photronics, Inc.(a)	19,770	211,341
Power Integrations, Inc.	1,670	110,220
Rambus, Inc.(a)	11,480	103,550
Rudolph Technologies, Inc.(a)	2,620	56,906
Semtech Corp.(a)	8,310	403,534
Silicon Laboratories, Inc.(a)	3,430	262,395
SMART Global Holdings, Inc.(a)	700	17,367
Solaredge Technologies, Inc.(a)	2,470	108,161
Synaptics, Inc.(a)	2,050	81,590
Teradyne, Inc.	10,350	372,496
Ultra Clean Holdings, Inc.(a)	43,110	511,285
Universal Display Corp.	2,400	249,192
Veeco Instruments, Inc.(a)	5,109	50,119
Versum Materials, Inc.	6,580	241,947
Xperi Corp.	3,080	66,004
		6,598,492

SOFTWARE (2.8%)
8x8, Inc.(a)	10,860	191,245
ACI Worldwide, Inc.(a)	9,060	267,814
Agilysys, Inc.(a)	6,570	116,289
Alarm.com Holding, Inc.(a)	2,080	130,894
Blackbaud, Inc.	2,940	210,504
Bottomline Technologies, Inc.(a)	7,650	395,123
CDK Global, Inc.	7,530	368,292
CommVault Systems, Inc.(a)	5,660	373,956
Ebix, Inc.	1,710	97,675
Fair Isaac Corp.(a)	2,550	574,260
J2 Global, Inc.	4,980	374,297
LivePerson, Inc.(a)	3,240	76,043
LogMeIn, Inc.	3,060	284,641
Manhattan Associates, Inc.(a)	3,920	191,178
Microstrategy, Inc., Class A(a)	529	67,125
Monotype Imaging Holdings, Inc.	2,060	34,196
OneSpan, Inc.(a)	1,650	24,074
Progress Software Corp.	3,040	110,139
PTC, Inc.(a)	7,730	655,427
Qualys, Inc.(a)	2,040	176,521
SPS Commerce, Inc.(a)	4,140	367,052
TIVO Corp.	13,663	152,069
Tyler Technologies, Inc.(a)	2,330	440,813
Ultimate Software Group, Inc.(a)	2,218	605,669
		6,285,296

SPECIALTY RETAIL (5.3%)
Aaron's, Inc.	4,210	210,753
Abercrombie & Fitch Co., Class A	15,510	336,102
American Eagle Outfitters, Inc.	11,390	240,557
Asbury Automotive Group(a)	1,490	105,268
Ascena Retail Group, Inc.(a)	170,303	417,242
AutoNation, Inc.(a)	12,440	482,050
Barnes & Noble Education, Inc.(a)	27,980	160,046
Barnes & Noble, Inc.	18,510	111,615
Bed Bath & Beyond, Inc.	39,600	597,564
Caleres, Inc.	8,635	257,668
Cato Corp., Class A	17,760	263,736
Chico's FAS, Inc.	59,180	343,244
Children's Place Retail Stores, Inc.	2,980	288,345
Dick's Sporting Goods, Inc.	10,130	357,690
DSW, Inc.	4,420	120,445
Express, Inc.(a)	62,250	329,925
Five Below, Inc.(a)	3,230	399,648
GameStop Corp., Class A	13,810	156,605
Genesco, Inc.(a)	8,770	396,229
Group 1 Automotive, Inc.	7,930	483,968
Guess?, Inc.	17,470	340,840
Haverty Furniture Companies, Inc.	8,450	172,126
Hibbett Sports, Inc.(a)	25,630	418,794
Kirkland's, Inc.(a)	21,050	215,131
Lithia Motors, Inc., Class A	4,750	422,512
Lumber Liquidators Holdings, Inc.(a)	18,950	227,779
MarineMax, Inc.(a)	12,690	225,628
Michaels Companies, Inc. (The)(a)	6,250	86,625
Monro Muffler Brake, Inc.	3,825	274,099
Office Depot, Inc.	156,666	462,165
Rent-A-Center, Inc.(a)	13,000	227,500
Restoration Hardware, Inc.(a)	1,110	150,816
Sally Beauty Holdings, Inc.(a)	7,800	134,316
Shoe Carnival, Inc.	8,850	326,388
Signet Jewelers Ltd.	5,560	135,442
Sleep Number Corp.(a)	8,430	303,480
Sonic Automotive, Inc., Class A	27,120	414,936
Tailored Brands, Inc.	22,480	283,922
The Buckle, Inc.	2,025	35,174
The Tile Shop Holdings, Inc.	3,740	28,387

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Urban Outfitters, Inc.(a)	12,370	$399,551
Vitamin Shoppe, Inc.(a)	41,040	189,605
Williams-Sonoma, Inc.	4,820	262,353
Zumiez, Inc.(a)	9,980	253,592
		12,049,861

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.3%)
3D Systems Corp.(a)	19,760	252,138
Cray, Inc.(a)	2,470	54,192
Diebold, Inc.	8,830	37,527
Electronics for Imaging, Inc.(a)	2,950	77,909
NCR Corp.(a)	7,600	203,300
		625,066

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Carter's, Inc.	2,760	228,804
Crocs, Inc.(a)	9,300	267,096
Deckers Outdoor Corp.(a)	3,480	447,006
Fossil Group, Inc.(a)	7,970	135,171
G-III Apparel Group Ltd.(a)	5,590	194,923
Movado Group, Inc.	1,320	42,174
Oxford Industries, Inc.	1,140	87,301
Skechers U.S.A., Inc., Class A(a)	8,310	225,783
Steven Madden Ltd.	5,275	172,229
Unifi, Inc.(a)	5,070	108,447
Vera Bradley, Inc.(a)	11,890	106,416
Wolverine World Wide, Inc.	6,130	210,320
		2,225,670

THRIFTS & MORTGAGE FINANCE (0.8%)
Axos Financial, Inc.(a)	3,860	117,190
Dime Community Bancshares, Inc.	1,490	29,383
Flagstar Bancorp, Inc.(a)	1,300	40,105
Homestreet, Inc.(a)	2,680	65,580
LendingTree, Inc.(a)	1,074	318,269
Meta Financial Group, Inc.	2,450	57,697
New York Community Bancorp, Inc.	36,480	423,898
NMI Holdings, Inc.(a)	4,250	93,500
Northfield Bancorp, Inc.	4,980	71,264
Northwest Bancshares, Inc.	3,450	60,858
Oritani Financial Corp.	2,820	47,545
Provident Financial Services, Inc.	3,730	92,168
TrustCo Bank Corp.	3,990	30,962
Walker & Dunlop, Inc.	1,930	92,775
Washington Federal, Inc.	5,770	167,849
		1,709,043

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	2,440	143,984
DXP Enterprises, Inc.(a)	8,480	279,077
GATX Corp.	2,310	174,821
Kaman Corp., Class A	1,910	112,919
MSC Industrial Direct Co., Inc., Class A	2,700	225,423
NOW, Inc.(a)	7,360	99,581
Veritiv Corp.(a)	10,850	370,528
Watsco, Inc.	1,850	272,838
		1,679,171

WATER UTILITIES (0.3%)
American States Water Co.	2,020	136,794
Aqua America, Inc.	9,792	343,210
California Water Service Group	2,820	139,646
		619,650

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	2,750	38,060
Telephone & Data Systems, Inc.	12,200	441,884
		479,944

TOTAL COMMON STOCKS (COST $209,770,203)		224,664,411

RIGHT (0.0%)
CHEMICALS (0.0%)
Schulman, Inc. CVR(a)	3,980	–

TOTAL RIGHT (COST $–)		–

MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 2.25%(b)	2,378,021	2,378,021

TOTAL MONEY MARKET FUND (COST $2,378,021)		2,378,021

TOTAL INVESTMENTS (COST $212,148,224) 100.0%		227,042,432

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(42,122)

NET ASSETS 100.0%		$227,000,310

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

ADR—American Depositary Receipt

AMBAC—Insured by American Municipal Bond Insurance Assurance Corp.

CVR—Contingency Valued Right

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$107,677

AIR FREIGHT & LOGISTICS (0.1%)
ZTO Express Cayman, Inc., Sponsored ADR	8,450	144,664

AIRLINES (0.3%)
LATAM Airlines Group SA, Sponsored ADR	14,110	164,523
Ryanair Holdings PLC, Sponsored ADR(a)	3,338	236,998
		401,521

AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,320	440,211

AUTOMOBILES (4.0%)
Ferrari N.V.	2,930	370,059
Fiat Chrysler Automobiles N.V.(a)	22,820	392,732
Honda Motor Co. Ltd., Sponsored ADR	41,160	1,237,681
Toyota Motor Corp., Sponsored ADR	29,650	3,651,991
		5,652,463

BANKS (22.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	776,757
Banco Bradesco SA, Sponsored ADR	134,596	1,671,682
Banco de Chile, Sponsored ADR	8,109	257,542
Banco Santander Central Hispano SA, Sponsored ADR	310,085	1,469,803
Banco Santander Chile SA, Sponsored ADR	8,404	271,785
Bancolombia SA, Sponsored ADR	5,200	231,920
Bank of Montreal	17,320	1,267,651
Bank of Nova Scotia	30,010	1,708,769
Barclays PLC, Sponsored ADR	75,009	627,075
Canadian Imperial Bank of Commerce	12,390	1,050,548
Credicorp Ltd.	2,057	499,398
HDFC Bank Ltd., Sponsored ADR	13,200	1,296,504
HSBC Holdings PLC, Sponsored ADR	90,691	3,820,812
ICICI Bank Ltd., Sponsored ADR	39,470	402,989
ING Groep N.V., Sponsored ADR	81,040	961,945
Itau Unibanco Banco Multiplo SA, Sponsored ADR	190,347	2,025,292
KB Financial Group, Inc., Sponsored ADR(a)	17,040	727,778
Lloyds Banking Group PLC, Sponsored ADR	305,785	926,529
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,388,255
Mizuho Financial Group, Inc., Sponsored ADR	225,180	713,821
Royal Bank of Canada	36,870	2,808,757
Royal Bank of Scotland Group PLC, Sponsored ADR	33,078	212,691
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	20,340	782,683
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	139,440	1,037,434
The Toronto-Dominion Bank	43,380	2,442,728
Westpac Banking Corp., Sponsored ADR	74,695	1,333,306
Woori Financial Group, Inc., ADR(a)	4,400	177,760
		30,892,214

BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	10,610	965,722

BIOTECHNOLOGY (0.1%)
BeiGene Ltd., Sponsored ADR(a)	1,180	152,787

CAPITAL MARKETS (2.5%)
Brookfield Asset Management, Inc., Class A	24,968	1,074,873
Credit Suisse Group, Sponsored ADR	52,549	636,368
Deutsche Bank AG	39,530	351,026
Nomura Holdings, Inc., Sponsored ADR	71,390	268,426
UBS Group AG	87,360	1,132,186
		3,462,879

CHEMICALS (0.9%)
Nutrien Ltd.	15,213	788,338
Sasol Ltd., Sponsored ADR	13,370	403,908
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,990	127,553
		1,319,799

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Waste Connections, Inc.	15,770	1,317,741

COMMUNICATIONS EQUIPMENT (0.9%)
Nokia Oyj, Sponsored ADR	113,670	721,805
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	602,672
		1,324,477

CONSTRUCTION MATERIALS (0.8%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	349,547
CRH PLC, Sponsored ADR	20,600	594,104
James Hardie Industries PLC, Sponsored ADR	12,330	138,589
		1,082,240

DIVERSIFIED CONSUMER SERVICES (0.2%)
TAL Education Group, Sponsored ADR(a)	6,970	216,279

DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	7,560	568,966

DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
BCE, Inc.	24,365	1,059,877
BT Group PLC, Sponsored ADR	41,620	635,121
China Telecom Corp. Ltd., Sponsored ADR	5,230	285,401
China Unicom Ltd., Sponsored ADR	18,935	218,321
Chunghwa Telecom Co. Ltd., Sponsored ADR	22,135	776,938
Orange SA, Sponsored ADR	51,890	801,701
PT Telekomunikasi Indonesia, Sponsored ADR	13,090	366,127
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	120,890
Telecom Italia S.p.A., Sponsored ADR	8,920	43,797
Telefonica Brasil SA, Sponsored ADR	7,000	93,800
Telefonica SA, Sponsored ADR	95,313	825,411
TELUS Corp.	18,230	638,597
		5,865,981

ELECTRIC UTILITIES (0.6%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	80,358
Enel Chile SA, Sponsored ADR	10,540	57,232
Enersis SA, Sponsored ADR	36,730	379,788
Korea Electric Power Corp., Sponsored ADR(a)	18,400	282,072
		799,450

ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	48,820	934,903

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,750	143,578

ENTERTAINMENT (0.3%)
NetEase, Inc., Sponsored ADR	1,463	368,574

FOOD PRODUCTS (0.1%)
BRF-Brasil Foods SA, Sponsored ADR(a)	30,790	200,135

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Koninklijke Royal Philips Electronics N.V., Sponsored NYS	28,704	1,131,799
Smith & Nephew PLC, Sponsored ADR	22,110	841,506
		1,973,305

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,600	$646,624

HOTELS, RESTAURANTS & LEISURE (1.2%)
Carnival PLC, Sponsored ADR	8,680	493,718
InterContinental Hotels Group PLC, ADR	10,213	589,392
Restaurant Brands International, Inc.	9,215	577,320
		1,660,430

INSURANCE (2.8%)
Aegon N.V., Sponsored NYS	31,745	164,122
China Life Insurance Co. Ltd., Sponsored ADR	68,940	850,030
Manulife Financial Corp.	53,680	863,174
Prudential PLC, Sponsored ADR	32,560	1,284,166
Sun Life Financial, Inc.	21,040	759,334
		3,920,826

INTERACTIVE MEDIA & SERVICES (0.8%)
58.com, Inc., Sponsored ADR(a)	1,920	121,728
Autohome, Inc., Sponsored ADR(a)	1,300	94,094
Baidu, Inc., Sponsored ADR(a)	5,383	929,267
		1,145,089

INTERNET & DIRECT MARKETING RETAIL (3.3%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	23,700	3,993,213
Ctrip.com International Ltd., Sponsored ADR(a)	8,710	290,043
JD.com, Inc., Sponsored ADR(a)	15,450	383,933
		4,667,189

IT SERVICES (1.5%)
CGI, Inc.(a)	14,370	948,564
Infosys Technologies Ltd., Sponsored ADR	103,580	1,118,664
Wipro Ltd., Sponsored ADR	17,470	99,404
		2,166,632

LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	19,754	731,491

MACHINERY (0.1%)
CNH Industrial N.V.	18,220	180,560

MEDIA (0.9%)
Grupo Televisa SA, Sponsored ADR	22,200	277,722
Pearson PLC, Sponsored ADR	21,370	253,876
Shaw Communications, Inc., Class B	17,680	359,434
WPP PLC, Sponsored ADR	7,030	402,819
		1,293,851

METALS & MINING (6.5%)
Agnico-Eagle Mines Ltd.	7,240	315,519
AngloGold Ashanti Ltd., Sponsored ADR	4,780	68,306
Arcelor Mittal, Class A, Sponsored NYS	11,383	267,501
Barrick Gold Corp., ADR	43,483	582,237
BHP Billiton Ltd., Sponsored ADR	35,730	1,829,019
BHP Billiton PLC, Sponsored ADR	22,940	1,031,841
Franco Nevada Corp.	6,120	475,157
Gerdau SA, Sponsored ADR	7,250	31,393
Goldcorp, Inc.	17,957	200,939
Kinross Gold Corp.(a)	19,510	65,554
POSCO, Sponsored ADR	12,220	735,888
Rio Tinto PLC, Sponsored ADR	25,782	1,450,753
Southern Copper Corp.	2,653	89,194
Teck Resources Ltd.	9,743	237,339
Vale SA, Sponsored ADR	123,450	1,535,718
Wheaton Precious Metals Corp.	11,330	238,836
		9,155,194

MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	24,749	1,348,573

OIL, GAS & CONSUMABLE FUELS (17.7%)
BP PLC, Sponsored ADR	74,802	3,075,858
Cameco Corp.	7,730	93,688
Canadian Natural Resources Ltd.	24,190	649,744
Cenovus Energy, Inc.	15,050	117,240
China Petroleum & Chemical Corp., Sponsored ADR	11,396	950,996
CNOOC Ltd., Sponsored ADR	6,180	1,033,852
Crescent Point Energy Corp.	6,910	20,661
Ecopetrol SA, Sponsored ADR	11,150	210,178
Enbridge, Inc.	46,260	1,694,041
Encana Corp.	13,890	95,563
ENI S.p.A., Sponsored ADR	29,810	1,009,963
Equinor ASA, Sponsored ADR	26,367	600,640
Imperial Oil Ltd.	7,320	208,547
Pembina Pipeline Corp.	15,160	539,999
PetroChina Co. Ltd., Sponsored ADR	9,775	628,239
Petroleo Brasileiro SA, Sponsored ADR	78,310	1,107,303
Petroleo Brasileiro SA, Class A, Sponsored ADR	59,350	967,405
Royal Dutch Shell PLC, Sponsored ADR	51,845	3,200,392
Royal Dutch Shell PLC, Class B, Sponsored ADR	46,570	2,924,596
Suncor Energy, Inc.	37,548	1,213,551
Total SA, Sponsored ADR	56,230	3,077,468
TransCanada Corp.	27,350	1,162,922
Ultrapar Participacoes SA, Sponsored ADR	15,100	238,278
		24,821,124

PAPER & FOREST PRODUCTS (0.1%)
Suzano Papel e Celulose SA, Sponsored ADR	5,160	128,690

PERSONAL PRODUCTS (3.3%)
Unilever N.V., Sponsored NYS	49,540	2,650,885
Unilever PLC, Sponsored ADR	38,694	2,035,305
		4,686,190

PHARMACEUTICALS (0.7%)
Bausch Health Companies, Inc.(a)	8,718	214,027
Takeda Pharmaceutical Co. Ltd., Sponsored ADR(a)	40,941	817,592
		1,031,619

PROFESSIONAL SERVICES (1.4%)
RELX PLC, Sponsored ADR	59,693	1,323,991
Thomson Reuters Corp.	12,944	677,489
		2,001,480

ROAD & RAIL (1.7%)
Canadian National Railway Co.	18,260	1,525,075
Canadian Pacific Railway Ltd.	3,980	815,502
		2,340,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
ASE Industrial Holding Co. Ltd., ADR	55,075	219,749
ASML Holding N.V., Sponsored NYS	9,677	1,693,765
STMicroelectronics N.V., Sponsored NYS	14,260	225,879
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	148,378	5,581,980
		7,721,373

SOFTWARE (2.4%)
BlackBerry Ltd.(a)	12,850	103,700
Open Text Corp.	13,560	483,278
SAP AG, Sponsored ADR	26,420	2,732,356
		3,319,334

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
CANON, Inc., Sponsored ADR	31,380	904,685

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Gildan Activewear, Inc.	10,540	357,095

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (3.8%)
America Movil SA, Sponsored ADR	50,320	$807,636
China Mobile Ltd., Sponsored ADR	46,010	2,414,145
Rogers Communications, Inc., Class B	14,670	793,207
SK Telecom Co. Ltd., Sponsored ADR	10,340	262,532
Vodafone Group PLC, Sponsored ADR	58,809	1,072,676
		5,350,196

TOTAL COMMON STOCKS (COST $135,647,201)		137,914,388

MONEY MARKET FUND (1.6%)
Federated Government Obligations Fund, Institutional Shares, 2.25%(b)	2,270,017	2,270,017

TOTAL MONEY MARKET FUND (COST $2,270,017)		2,270,017

TOTAL INVESTMENTS (COST $137,917,218) 99.9%		140,184,405

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		94,997

NET ASSETS 100.0%		$140,279,402

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2019.

ADR—American Depositary Receipt

NYS—New York Shares

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (62.2%)
AEROSPACE & DEFENSE (2.0%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,065,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	996,542
		3,061,542

AIR FREIGHT & LOGISTICS (0.7%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,028,946

BANKS (8.0%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,558,002
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,190,953
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,053,846
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,047,805
KeyCorp, 5.10%, 3/24/21	2,000,000	2,084,024
Manufacturers & Traders Trust Co., 2.96% (US0003M + 64 bps), 12/1/21, (Callable 3/11/19 @ 100)(a)	1,150,000	1,135,918
US Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,438,465
		12,509,013

BEVERAGES (2.2%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,462,911

BIOTECHNOLOGY (4.8%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,416,556
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,076,103
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,004,470
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,032,691
		7,529,820

CAPITAL MARKETS (2.9%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,278,738
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,653,878
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,574,725
		4,507,341

CHEMICALS (5.2%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,057,600
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,013,240
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,031,375
Ecolab, Inc., 4.35%, 12/8/21	2,000,000	2,072,077
		8,174,292

COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	508,068
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	771,546
		1,279,614

CONSUMER FINANCE (1.3%)
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,066,348

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,538,982
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,069,039
		3,608,021

ELECTRIC UTILITIES (2.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,159,187
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,516,601
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	780,409
		3,456,197

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	998,994

FOOD & STAPLES RETAILING (0.7%)
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,033,036

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
FOOD PRODUCTS (3.9%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	$2,000,000	$2,012,174
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	503,559
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,534,111
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,060,771
		6,110,615

HEALTH CARE PROVIDERS & SERVICES (1.3%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,020,430
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,032,812
		2,053,242

HOTELS, RESTAURANTS & LEISURE (1.0%)
McDonald's Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,509,189

HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	990,991

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,007,532
Honeywell International Inc., 4.25%, 3/1/21	2,000,000	2,058,280
		3,065,812

INSURANCE (2.2%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,002,149
MetLife, Inc., 4.75%, 2/8/21	400,000	414,289
Prudential Financial, Inc., 5.87% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,080,000
		3,496,438

IT SERVICES (0.7%)
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	1,000,000	1,077,042

MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,023,404

MULTILINE RETAIL (0.7%)
Target Corp., 3.50%, 7/1/24	1,000,000	1,029,769

OIL, GAS & CONSUMABLE FUELS (2.8%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	716,956
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,093,989
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,495,779
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	999,117
		4,305,841

PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	870,271

ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,063,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Applied Materials, Inc., 4.30%, 6/15/21	1,000,000	1,032,185
Intel Corp., 4.00%, 12/15/32	1,000,000	1,059,575
NVIDIA Corp., 3.20%, 9/16/26, (Callable 6/16/26 @ 100)	1,000,000	969,064
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,963,728
		7,024,552

SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,955,671
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,514,845
		3,470,516

SPECIALTY RETAIL (2.6%)
Lowe's Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,015,326
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,067,747

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	$1,000,000	$1,034,937
		4,118,010

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.2%)
Western Digital Corp., 4.75%, 2/15/26, (Callable 11/15/25 @ 100)	1,000,000	930,000
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,001,250
		1,931,250

THRIFTS & MORTGAGE FINANCE (0.2%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, Callable 10/25/19 @ 100)(a)	364,730	369,449

TOTAL CORPORATE BONDS (COST $98,566,412)		97,225,766

MUNICIPAL BONDS (2.7%)
Brainerd Independent School District No. 181, GO, 5.00%, 2/1/23, (Callable 2/1/19 @ 100)	225,000	225,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.72%, 5/1/30, (Callable 5/1/20 @ 100)	1,500,000	1,551,840
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	458,604
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	155,813
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,017,950
The University of Texas System Revenue, 6.28%, 8/15/41, (Callable 8/15/19 @ 100)	625,000	634,925

TOTAL MUNICIPAL BONDS (COST $4,138,282)		4,044,132

U.S. GOVERNMENT AGENCIES (12.8%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	992,614
2.96%, 11/17/25	1,000,000	990,353
3.53%, 5/14/25	500,000	500,353
		2,483,320
Federal Home Loan Bank
1.63%, 6/29/22(a)	1,000,000	991,191
2.24%, 11/29/22	1,000,000	986,934
2.25%, 7/26/27(a)	1,000,000	985,527
2.45%, 9/13/22(a)	1,000,000	1,000,480
2.50%, 5/23/22(a)(b)	1,000,000	1,015,260
3.00%, 9/28/23(a)	1,000,000	1,000,436
3.00%, 3/29/23	1,000,000	1,000,219
3.00%, 12/28/23(a)	500,000	500,165
3.50%, 7/29/21	2,000,000	2,047,564
		9,527,776
Federal Home Loan Mortgage Corp.
1.50%, 7/27/21(a)	500,000	495,252
2.00%, 8/17/21(a)(b)	1,000,000	984,942
2.00%, 12/29/22(a)	1,000,000	996,402
2.25%, 2/28/22	1,000,000	987,365
2.50%, 1/30/23	500,000	498,416
2.50%, 3/29/22(a)(b)	1,000,000	1,000,601
3.75%, 3/27/19	1,500,000	1,502,867
		6,465,845
Federal National Mortgage Association
1.51%, 9/30/21	1,000,000	969,655
1.53%, 4/12/22	1,000,000	968,928
		1,938,583

TOTAL U.S. GOVERNMENT AGENCIES (COST $20,532,601)		20,415,524

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (3.7%)
Federal Home Loan Mortgage Corp.
1.50%, 2/26/21(a)	500,000	495,445
4.00%, 12/15/25	2,500,000	2,588,812
4.13% (H15T1Y + 225 bps), 5/1/36(a)	59,347	62,816
4.65% (US0012M + 179 bps), 10/1/37(a)	66,843	70,031
5.00%, 11/1/37	15,493	16,165

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
6.00%, 3/1/38	$36,105	$39,593
		3,272,862
Federal National Mortgage Association
2.93% (US0001M + 42 bps), 11/25/36(a)	77,100	77,375
4.00%, 9/1/33	946,115	973,999
4.25% (H15T1Y + 213 bps), 7/1/36(a)	23,850	23,928
4.44% (US0012M + 182 bps), 5/1/36(a)	110,675	116,563
4.91% (US0012M + 204 bps), 10/1/36(a)	18,040	18,120
5.00%, 1/1/35	34,616	36,039
5.50%, 9/1/36	10,402	10,450
6.00%, 6/1/36	182,643	189,654
6.00%, 9/1/36	63,252	66,528
6.00%, 5/1/37	32,847	35,309
		1,547,965
Government National Mortgage Association
3.37% (H15T1Y + 150 bps), 1/20/39(a)	10,230	10,276
4.25%, 10/20/38	100,312	101,254
4.50%, 8/20/38	114,344	118,846
4.50%, 5/20/39	106,967	107,611
4.50%, 6/15/40	185,092	194,276
5.00%, 5/20/40	80,239	82,668
5.50%, 12/20/38	15,177	15,654
6.00%, 6/15/37	45,101	49,821
6.00%, 10/15/37	39,126	43,189
6.50%, 10/20/38	7,391	7,705
		731,300

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $5,383,608)		5,552,127

U.S. TREASURY OBLIGATIONS (15.3%)
U.S. Treasury Bill
2.26%, 3/28/19	1,000,000	996,494
U.S. Treasury Notes
0.38%, 1/15/27	1,043,380	1,011,630
1.38%, 2/28/19	3,000,000	2,997,684
1.63%, 11/15/22	2,150,000	2,087,012
2.00%, 11/30/20	2,000,000	1,982,500
2.00%, 11/15/21	5,000,000	4,940,820
2.00%, 2/15/22	7,000,000	6,911,680
3.13%, 5/15/19	3,000,000	3,005,625

TOTAL U.S. TREASURY OBLIGATIONS (COST $24,131,272)		23,933,445

PREFERRED STOCKS (1.4%)
BANKS (0.2%)
JPMorgan Chase & Co. - Preferred	15,000	387,750

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. - Preferred	15,000	363,000

EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage - Preferred	15,000	357,600

INSURANCE (0.3%)
Torchmark Corp. - Preferred	15,000	403,200

INTERNET & DIRECT MARKETING RETAIL (0.3%)
eBay, Inc. - Preferred	15,000	404,850

MACHINERY (0.2%)
Stanley Black & Decker, Inc. - Preferred	15,000	381,450

TOTAL PREFERRED STOCKS (COST $2,362,372)		2,297,850

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 2.25% (a)	1,841,919	$1,841,919

TOTAL MONEY MARKET FUND (COST $1,841,919)		1,841,919

TOTAL INVESTMENTS (COST $156,956,466) 99.3%		155,310,763

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,113,148

NET ASSETS 100.0%		$156,423,911

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2019. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2019.

bps—Basis Points

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

LP—Limited Partnership

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (4.3%)
Raytheon Co.	36,727	$6,051,140
The Boeing Co.	17,150	6,613,383
		12,664,523

AUTO COMPONENTS (1.4%)
Magna International, Inc., Class A, ADR	79,060	4,183,065

AUTOMOBILES (3.0%)
Honda Motor Co. Ltd., Sponsored ADR	138,580	4,167,101
Toyota Motor Corp., Sponsored ADR	38,460	4,737,118
		8,904,219

BANKS (9.7%)
Bank of Nova Scotia	70,530	4,015,978
Canadian Imperial Bank of Commerce	55,760	4,727,890
Huntington Bancshares, Inc.	286,020	3,786,905
Lloyds Banking Group PLC, Sponsored ADR	951,550	2,883,197
People's United Financial, Inc.	185,430	3,037,343
Royal Bank of Canada	59,990	4,570,038
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	772,340	5,746,210
		28,767,561

BEVERAGES (2.1%)
PepsiCo, Inc.	55,700	6,275,719

BIOTECHNOLOGY (2.6%)
AbbVie, Inc.	44,730	3,591,372
Grifols SA, Sponsored ADR	227,500	4,236,050
		7,827,422

DISTRIBUTORS (1.3%)
Genuine Parts Co.	39,440	3,936,901

DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
Telecom Italia S.p.A., Sponsored ADR	756,590	3,714,857
TELUS Corp.	117,270	4,107,968
Verizon Communications, Inc.	100,970	5,559,408
		13,382,233

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
TE Connectivity Ltd.	46,060	3,728,557

EQUITY REAL ESTATE INVESTMENT TRUSTS (3.4%)
EPR Properties	44,170	3,227,060
Extra Space Storage, Inc.	39,690	3,913,831
LTC Properties, Inc.	63,040	2,990,618
		10,131,509

FOOD PRODUCTS (1.0%)
General Mills, Inc.	64,240	2,854,825

HEALTH CARE EQUIPMENT & SUPPLIES (7.1%)
Koninklijke Royal Philips Electronics N.V., Sponsored NYS	75,990	2,996,286
Medtronic PLC	66,410	5,869,980
ResMed, Inc.	54,470	5,183,910
Smith & Nephew PLC, Sponsored ADR	186,040	7,080,682
		21,130,858

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Encompass Health Corp.	93,700	6,262,908
Quest Diagnostics, Inc.	66,290	5,790,431
		12,053,339

HOTELS, RESTAURANTS & LEISURE (4.9%)
Carnival PLC, Sponsored ADR	42,870	2,438,446
Dunkin’ Brands Group, Inc.	58,700	4,014,493
McDonald's Corp.	44,975	8,040,630
		14,493,569

HOUSEHOLD DURABLES (1.8%)
Leggett & Platt, Inc.	74,060	3,033,497
Newell Rubbermaid, Inc.	113,860	2,414,971
		5,448,468

HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	13,670	2,028,355
Procter & Gamble Co.	32,320	3,117,910
		5,146,265

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (1.1%)
Empresa Nacional de Electricidad SA, Sponsored ADR	153,850	3,184,695

INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.	27,900	5,588,370

INSURANCE (3.2%)
Aegon N.V., Sponsored NYS	1,081,671	5,592,239
Principal Financial Group, Inc.	79,290	3,970,050
		9,562,289

IT SERVICES (5.6%)
Accenture PLC, Class A	39,680	6,092,864
Infosys Technologies Ltd., Sponsored ADR	558,350	6,030,180
Sabre Corp.	193,520	4,447,090
		16,570,134

MACHINERY (1.5%)
Snap-on, Inc.	26,510	4,400,395

MEDIA (2.1%)
Interpublic Group of Companies, Inc.	192,180	4,372,095
WPP PLC, Sponsored ADR	32,690	1,873,137
		6,245,232

METALS & MINING (3.0%)
Rio Tinto PLC, Sponsored ADR	86,750	4,881,423
Ternium SA, Sponsored ADR	137,960	4,196,743
		9,078,166

MULTI-UTILITIES (2.3%)
Dominion Resources, Inc.	51,300	3,603,312
WEC Energy Group	42,820	3,127,144
		6,730,456

OIL, GAS & CONSUMABLE FUELS (6.7%)
China Petroleum & Chemical Corp., Sponsored ADR	54,160	4,519,652
Exxon Mobil Corp.	77,920	5,709,978
Pembina Pipeline Corp.	141,570	5,042,723
Valero Energy Corp.	53,210	4,672,902
		19,945,255

PERSONAL PRODUCTS (2.3%)
Unilever N.V., Sponsored NYS	127,760	6,836,438

PROFESSIONAL SERVICES (1.9%)
RELX PLC, Sponsored ADR	260,310	5,773,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.1%)
Analog Devices, Inc.	54,060	5,344,372
Intel Corp.	134,790	6,351,305
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	167,420	6,298,340
Texas Instruments, Inc.	59,680	6,008,582
		24,002,599

SOFTWARE (5.3%)
J2 Global, Inc.	53,060	3,987,990
Microsoft Corp.	78,480	8,195,666

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Open Text Corp.	103,640	$3,693,730
		15,877,386

TOTAL COMMON STOCKS (COST $272,438,746)		294,724,124

MONEY MARKET FUND (0.3%)
Federated Government Obligations Fund, Institutional Shares, 2.25%(a)	797,091	797,091

TOTAL MONEY MARKET FUND (COST $797,091)		797,091

TOTAL INVESTMENTS (COST $273,235,837) 99.3%		295,521,215

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		2,182,617

NET ASSETS 100.0%		$297,703,832

(a)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2019.

ADR—American Depositary Receipt

NYS—New York Shares

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (100.4%)
AEROSPACE & DEFENSE (5.1%)
General Dynamics Corp.	1,100	$188,287
Lockheed Martin Corp.	1,100	318,659
Raytheon Co.	1,400	230,664
The Boeing Co.	900	347,058
United Technologies Corp.	2,200	259,754
		1,344,422

AIR FREIGHT & LOGISTICS (1.7%)
FedEx Corp.	1,300	230,841
United Parcel Service, Inc., Class B	2,200	231,880
		462,721

AUTOMOBILES (1.1%)
Ford Motor Co.	16,900	148,720
General Motors Co.	3,900	152,178
		300,898

BANKS (7.3%)
Bank of America Corp.	14,600	415,662
Citigroup, Inc.	4,600	296,516
JPMorgan Chase & Co.	6,100	631,350
U.S. Bancorp	5,600	286,496
Wells Fargo & Co.	6,400	313,024
		1,943,048

BEVERAGES (3.0%)
Coca-Cola Co. (The)	7,900	380,227
PepsiCo, Inc.	3,600	405,612
		785,839

BIOTECHNOLOGY (4.1%)
AbbVie, Inc.	2,500	200,725
Amgen, Inc.	1,800	336,798
Biogen Idec, Inc.(a)	600	200,268
Celgene Corp.(a)	1,700	150,382
Gilead Sciences, Inc.	3,000	210,030
		1,098,203

CAPITAL MARKETS (2.9%)
Bank of New York Mellon Corp.	3,100	162,192
BlackRock, Inc., Class A	500	207,540
Goldman Sachs Group, Inc.	900	178,209
Morgan Stanley	5,200	219,960
		767,901

CHEMICALS (1.2%)
DowDuPont, Inc.	5,800	312,098

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	10,400	491,816

CONSUMER FINANCE (1.7%)
American Express Co.	2,400	246,480
Capital One Financial Corp.	2,400	193,416
		439,896

DIVERSIFIED FINANCIAL SERVICES (2.5%)
Berkshire Hathaway, Inc., Class B(a)	3,200	657,728

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Verizon Communications, Inc.	6,500	357,890

ELECTRIC UTILITIES (3.9%)
Duke Energy Corp.	3,800	333,564
Exelon Corp.	4,600	219,696
NextEra Energy, Inc.	1,800	322,164
Southern Co.	3,500	170,100
		1,045,524

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	3,500	229,145

ENERGY EQUIPMENT & SERVICES (1.1%)
Halliburton Co.	4,600	144,256
Schlumberger Ltd.	3,600	159,156
		303,412

ENTERTAINMENT (1.4%)
The Walt Disney Co.	3,400	379,168

EQUITY REAL ESTATE INVESTMENT TRUSTS (1.0%)
Simon Property Group, Inc.	1,400	254,968

FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	1,300	279,019
Walgreens Boots Alliance, Inc.	2,200	158,972
Walmart, Inc.	2,600	249,158
		687,149

FOOD PRODUCTS (1.3%)
Mondelez International, Inc., Class A	4,400	203,544
The Kraft Heinz Co.	3,100	148,986
		352,530

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Abbott Laboratories	5,400	394,092
Danaher Corp.	2,700	299,484
Medtronic PLC	4,600	406,594
		1,100,170

HEALTH CARE PROVIDERS & SERVICES (0.7%)
CVS Health Corp.	2,800	183,540

HOTELS, RESTAURANTS & LEISURE (1.9%)
McDonald's Corp.	1,700	303,926
Starbucks Corp.	2,900	197,606
		501,532

HOUSEHOLD PRODUCTS (2.4%)
Colgate-Palmolive Co.	3,000	194,040
Procter & Gamble Co.	4,500	434,115
		628,155

INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.	1,400	280,420
Honeywell International, Inc.	2,300	330,349
		610,769

INSURANCE (1.9%)
American International Group, Inc.	3,300	142,659
MetLife, Inc.	3,800	173,546
The Allstate Corp.	2,000	175,740
		491,945

INTERACTIVE MEDIA & SERVICES (6.2%)
Alphabet, Inc., Class A†(a)	400	450,356
Alphabet, Inc., Class C(a)	500	558,185
Facebook, Inc.(a)	3,800	633,422
		1,641,963

INTERNET & DIRECT MARKETING RETAIL (1.4%)
Booking Holdings, Inc.(a)	200	366,562

IT SERVICES (8.0%)
Accenture PLC, Class A	2,100	322,455
International Business Machines Corp.	2,000	268,840
Mastercard, Inc., Class A	2,700	570,051
PayPal Holdings, Inc.(a)	3,000	266,280
Visa, Inc., Class A	5,200	702,052
		2,129,678

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
MACHINERY (0.9%)
Caterpillar, Inc.	1,800	$239,688

MEDIA (0.9%)
Charter Communications, Inc., Class A(a)	700	231,735

MULTILINE RETAIL (0.6%)
Target Corp.	2,200	160,600

OIL, GAS & CONSUMABLE FUELS (4.6%)
Chevron Corp.	3,300	378,345
ConocoPhillips	2,500	169,225
Exxon Mobil Corp.	6,200	454,336
Kinder Morgan, Inc.	1,500	27,150
Occidental Petroleum Corp.	2,900	193,662
		1,222,718

PHARMACEUTICALS (1.7%)
Allergan PLC	900	129,582
Eli Lilly & Co.	2,700	323,622
		453,204

ROAD & RAIL (1.2%)
Union Pacific Corp.	2,000	318,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Intel Corp.	7,200	339,264
NVIDIA Corp.	1,300	186,875
Qualcomm, Inc.	2,700	133,704
Texas Instruments, Inc.	3,300	332,244
		992,087

SOFTWARE (4.8%)
Microsoft Corp.	9,300	971,199
Oracle Corp.	6,000	301,380
		1,272,579

SPECIALTY RETAIL (2.5%)
Home Depot, Inc.	2,600	477,178
Lowe's Companies, Inc.	2,000	192,320
		669,498

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.7%)
Apple Computer, Inc.	5,900	981,996

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Nike, Inc., Class B	3,300	270,204

TOTAL COMMON STOCKS (COST $28,046,374)		26,681,119

MONEY MARKET FUND (1.9%)
Federated Government Obligations Fund, Institutional Shares, 2.25%(b)	512,461	512,461

TOTAL MONEY MARKET FUND (COST $512,461)		512,461

TOTAL INVESTMENTS (COST $28,558,835) 102.3%		27,193,580

WRITTEN CALL OPTIONS -2.5% (PREMIUMS RECEIVED $438,464)		(669,461)

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		53,944

NET ASSETS 100.0%		$26,578,063

Securities in this fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2019.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2019 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	14	$(280,000)	$200.00	3/15/19	$(7,210)
Abbott Laboratories	Call	46	(333,500)	72.50	2/15/19	(6,486)
AbbVie, Inc.	Call	25	(212,500)	85.00	4/19/19	(4,875)
Accenture PLC	Call	21	(304,500)	145.00	2/15/19	(21,630)
Allergan PLC	Call	8	(116,000)	145.00	2/15/19	(2,296)
Alphabet, Inc.	Call	5	(580,000)	1,160.00	3/15/19	(11,800)
American Express Co.	Call	23	(241,500)	105.00	4/19/19	(6,279)
American International Group, Inc.	Call	31	(124,000)	40.00	2/15/19	(11,780)
Amgen, Inc.	Call	15	(315,000)	210.00	3/15/19	(285)
Apple Computer, Inc.	Call	53	(848,000)	160.00	2/15/19	(40,015)
Bank of America Corp.	Call	145	(391,500)	27.00	3/15/19	(26,825)
Bank of New York Mellon Corp.	Call	31	(170,500)	55.00	3/15/19	(1,519)
Berkshire Hathaway, Inc.	Call	25	(500,000)	200.00	2/15/19	(21,625)
Biogen Idec, Inc.	Call	6	(207,000)	345.00	3/15/19	(4,440)
BlackRock, Inc.	Call	5	(215,000)	430.00	3/15/19	(2,900)
Booking Holdings, Inc.	Call	1	(175,000)	1,750.00	2/15/19	(9,792)
Capital One Financial Corp.	Call	18	(148,500)	82.50	3/15/19	(2,700)
Caterpillar, Inc.	Call	16	(216,000)	135.00	2/15/19	(3,760)
Celgene Corp.	Call	16	(120,000)	75.00	3/15/19	(22,320)
Charter Communications, Inc.	Call	6	(180,000)	300.00	2/15/19	(18,780)
Chevron Corp.	Call	29	(333,500)	115.00	2/15/19	(6,177)
Cisco Systems, Inc.	Call	104	(478,400)	46.00	3/15/19	(24,648)
Citigroup, Inc.	Call	46	(310,500)	67.50	4/19/19	(7,130)
Coca-Cola Co. (The)	Call	67	(328,300)	49.00	3/15/19	(5,025)
Colgate-Palmolive Co.	Call	30	(195,000)	65.00	2/15/19	(2,550)
ConocoPhillips	Call	25	(168,750)	67.50	2/15/19	(3,225)
Costco Wholesale Corp.	Call	13	(286,000)	220.00	2/15/19	(1,560)
CVS Health Corp.	Call	20	(140,000)	70.00	2/15/19	(280)
Danaher Corp.	Call	17	(178,500)	105.00	3/15/19	(10,353)
DowDuPont, Inc.	Call	50	(300,000)	60.00	3/15/19	(950)
Duke Energy Corp.	Call	38	(332,500)	87.50	4/19/19	(7,980)
Eli Lilly & Co.	Call	27	(337,500)	125.00	4/19/19	(5,265)
Emerson Electric Co.	Call	32	(208,000)	65.00	3/15/19	(7,040)
Exelon Corp.	Call	35	(164,500)	47.00	4/19/19	(6,300)
Exxon Mobil Corp.	Call	57	(441,750)	77.50	2/15/19	(627)
Facebook, Inc.	Call	38	(608,000)	160.00	3/15/19	(41,420)
FedEx Corp.	Call	9	(153,000)	170.00	2/15/19	(7,569)
Ford Motor Co.	Call	117	(93,600)	8.00	3/15/19	(10,764)
General Dynamics Corp.	Call	11	(181,500)	165.00	2/15/19	(7,810)
General Motors Co.	Call	39	(148,200)	38.00	3/15/19	(7,917)
Gilead Sciences, Inc.	Call	24	(168,000)	70.00	2/15/19	(4,656)
Goldman Sachs Group, Inc.	Call	9	(166,500)	185.00	2/15/19	(12,555)
Halliburton Co.	Call	43	(118,250)	27.50	2/15/19	(17,630)
Home Depot, Inc.	Call	25	(475,000)	190.00	2/15/19	(1,950)
Honeywell International, Inc.	Call	23	(310,500)	135.00	2/15/19	(20,424)
Intel Corp.	Call	67	(335,000)	50.00	3/15/19	(3,149)
International Business Machines Corp.	Call	15	(187,500)	125.00	3/15/19	(13,755)
JPMorgan Chase & Co.	Call	60	(660,000)	110.00	4/18/19	(7,440)
Kinder Morgan, Inc.	Call	1	(1,600)	16.00	2/15/19	(216)
Lockheed Martin Corp.	Call	9	(256,500)	285.00	3/15/19	(9,900)
Lowe’s Companies, Inc.	Call	18	(180,000)	100.00	3/15/19	(3,870)
Mastercard, Inc.	Call	24	(528,000)	220.00	4/19/19	(12,840)
McDonald’s Corp.	Call	14	(266,000)	190.00	2/15/19	(182)
Medtronic PLC	Call	41	(379,250)	92.50	2/15/19	(492)
MetLife, Inc.	Call	38	(180,500)	47.50	4/19/19	(4,142)
Microsoft Corp.	Call	75	(862,500)	115.00	2/15/19	(225)
Mondelez International, Inc.	Call	41	(184,500)	45.00	3/15/19	(7,052)
Morgan Stanley	Call	44	(184,800)	42.00	2/15/19	(4,752)
NextEra Energy, Inc.	Call	18	(324,000)	180.00	3/15/19	(4,950)
Nike, Inc.	Call	30	(240,000)	80.00	3/15/19	(10,650)
NVIDIA Corp.	Call	11	(159,500)	145.00	2/15/19	(6,655)
Occidental Petroleum Corp.	Call	23	(155,250)	67.50	2/15/19	(3,059)
Oracle Corp.	Call	60	(294,000)	49.00	2/15/19	(10,500)
PayPal Holdings, Inc.	Call	29	(290,000)	100.00	4/19/19	(2,233)
PepsiCo, Inc.	Call	36	(414,000)	115.00	3/15/19	(5,040)
Procter & Gamble Co.	Call	39	(380,250)	97.50	2/15/19	(3,276)
Qualcomm, Inc.	Call	27	(162,000)	60.00	2/15/19	(27)
Raytheon Co.	Call	12	(192,000)	160.00	2/15/19	(7,896)
Schlumberger, Ltd.	Call	29	(123,250)	42.50	2/15/19	(5,568)
Simon Property Group, Inc.	Call	14	(252,000)	180.00	4/18/19	(10,500)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2019 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Southern Co.	Call	35	$(171,500)	$49.00	5/17/19	$(4,200)
Starbucks Corp.	Call	29	(188,500)	65.00	2/15/19	(9,483)
Target Corp.	Call	22	(159,500)	72.50	3/15/19	(6,820)
Texas Instruments, Inc.	Call	32	(336,000)	105.00	4/19/19	(8,608)
The Allstate Corp.	Call	16	(144,000)	90.00	4/19/19	(2,816)
The Boeing Co.	Call	9	(342,000)	380.00	3/15/19	(13,410)
The Kraft Heinz Co.	Call	20	(95,000)	47.50	4/18/19	(4,600)
The Walt Disney Co.	Call	29	(333,500)	115.00	2/15/19	(2,233)
U.S. Bancorp	Call	56	(294,000)	52.50	4/18/19	(5,600)
Union Pacific Corp.	Call	20	(330,000)	165.00	3/15/19	(3,000)
United Parcel Service, Inc.	Call	22	(242,000)	110.00	2/15/19	(330)
United Technologies Corp.	Call	18	(207,000)	115.00	2/15/19	(6,624)
Verizon Communications, Inc.	Call	65	(390,000)	60.00	3/15/19	(780)
Visa, Inc.	Call	52	(780,000)	150.00	4/19/19	(3,120)
Walgreens Boots Alliance, Inc.	Call	20	(145,000)	72.50	2/15/19	(2,140)
Walmart, Inc.	Call	26	(260,000)	100.00	3/15/19	(4,238)
Wells Fargo & Co.	Call	64	(336,000)	52.50	4/19/19	(3,968)
Total (Premiums received $438,464)						$(669,461)

* Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2019 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of six Funds – Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund’s designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and net asset values for money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2019:

	Investments in Securities
Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$399,476,720	$–	$–	$399,476,720
Money Market Fund	4,783,940	–	–	4,783,940
Total Investments	$404,260,660	$–	$–	$404,260,660

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$224,664,411	$–	$–	$224,664,411
Right*	–	–	–	–
Money Market Fund	2,378,021	–	–	2,378,021
Total Investments	$227,042,432	$–	$–	$227,042,432

Steward International Enhanced Index Fund
Security Type
Common Stocks*	$137,914,388	$–	$–	$137,914,388
Money Market Fund	2,270,017	–	–	2,270,017
Total Investments	$140,184,405	$–	$–	$140,184,405

Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$97,225,766	$–	$97,225,766
Municipal Bonds	–	4,044,132	–	4,044,132
U.S. Government Agencies	–	20,415,524	–	20,415,524
U.S. Government Agency Mortgage-Backed Obligations	–	5,552,127	–	5,552,127
U.S. Treasury Obligations	21,925,321	2,008,124	–	23,933,445
Preferred Stocks*	2,297,850	–	–	2,297,850
Money Market Fund	1,841,919	–	–	1,841,919
Total Investments	$26,065,090	$129,245,673	$–	$155,310,763

Steward Global Equity Income Fund
Security Type
Common Stocks*	$294,724,124	$–	$–	$294,724,124
Money Market Fund	797,091	–	–	797,091
Total Investments	$295,521,215	$–	$–	$295,521,215

Steward Covered Call Income Fund
Security Type
Common Stocks*	$26,681,119	$–	$–	$26,681,119
Money Market Fund	512,461	–	–	512,461
Total Investment Securities	27,193,580	–	–	27,193,580

Other Financial Instruments:^
Written Options Contracts	(669,461)	–	–	(669,461)
Total Investments	$26,524,119	$–	$–	$26,524,119

* Please refer to the Schedule of Portfolio Investments to view common stocks, right, corporate bonds, and preferred stocks segregated by industry type.

^ Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: For financial reporting purposes, portfolio securities transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 6, 2019